RATIONAL EQUITY ARMOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCKS - 84.7%
	AEROSPACE & DEFENSE - 1.9%
2,504	Lockheed Martin Corp.	$959,733

	ASSET MANAGEMENT - 2.2%
1,966	BlackRock, Inc.	1,107,939

	BANKING - 6.2%
58,304	Bank of America Corp.	1,404,543
17,880	JPMorgan Chase & Co	1,721,308
		3,125,851
	BIOTECH & PHARMA - 10.7%
10,772	AbbVie, Inc.	943,519
13,110	Johnson & Johnson	1,951,817
11,948	Merck & Co., Inc.	991,087
41,223	Pfizer, Inc.	1,512,884
		5,399,307
	CHEMICALS - 4.0%
9,458	Celanese Corp.	1,016,262
9,619	FMC Corp.	1,018,748
		2,035,010
	ELECTRIC UTILITIES - 2.9%
5,912	Sempra Energy	699,744
14,127	Southern Co.	765,966
		1,465,710
	ELECTRICAL EQUIPMENT - 2.0%
4,481	Rockwell Automation, Inc.	988,867

	ENTERTAINMENT CONTENT - 2.0%
12,574	Activision Blizzard, Inc.	1,017,865

	FOOD - 1.6%
27,463	Kraft Heinz Co.	822,517

	HOME CONSTRUCTION - 3.4%
17,757	Masco Corp.	978,943
16,395	PulteGroup, Inc.	758,925
		1,737,868
	HOUSEHOLD PRODUCTS- 2.5%
9,211	Procter & Gamble Co.	1,280,237

	INDUSTRIAL SUPPORT SERVICES - 1.9%
21,411	Fastenal Co.	965,422

	INSTITUTIONAL FINANCIAL SERVICES - 5.8%
5,190	Goldman Sachs Group, Inc.	1,043,034
20,922	Morgan Stanley	1,011,579
7,194	Nasdaq, Inc.	882,776
		2,937,389
	INSURANCE - 1.8%
9,932	Allstate Corp.	934,998

	LEISURE FACILITIES & SERVICES - 2.2%
2,572	Domino’s Pizza, Inc.	1,093,820

	MEDICAL EQUIPMENT & DEVICES - 1.9%
9,731	Agilent Technologies, Inc.	982,247

	OIL & GAS PRODUCERS - 3.3%
14,180	Chevron Corp.	1,020,960
19,956	ConocoPhillips	655,355
		1,676,315
	RETAIL - DISCRETIONARY - 3.9%
9,126	Best Buy Co., Inc.	1,015,633
5,811	Lowe’s Cos., Inc.	963,812
		1,979,445

RATIONAL EQUITY ARMOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares	Value
COMMON STOCKS - 84.7% (Continued)
SEMICONDUCTORS - 3.4%
23,043	Intel Corp.	$1,193,167
2,794	KLA Corp.	541,310
1,734,477
SOFTWARE - 4.5%
5,860	Akamai Technologies, Inc. *	647,764
4,094	Citrix Systems, Inc.	563,785
5,186	Microsoft Corp.	1,090,771
2,302,320
TECHNOLOGY HARDWARE - 4.4%
8,974	Apple, Inc.	1,039,279
30,417	Cisco Systems, Inc.	1,198,126
2,237,405
TECHNOLOGY SERVICES - 1.9%
7,890	International Business Machines Corp.	959,976

TELECOMMUNICATIONS - 6.3%
55,571	AT&T, Inc.	1,584,330
27,366	Verizon Communications, Inc.	1,628,003
3,212,333
TOBACCO & CANNABIS - 1.8%
22,942	Altria Group, Inc.	886,479

TRANSPORTATION & LOGISTICS - 2.2%
4,419	FedEx Corp.	1,111,467

TOTAL COMMON STOCKS (Cost $40,506,165)	42,954,997

REITS - 2.8%
2,921	American Tower Corp.	706,093
25,787	Healthpeak Properties, Inc.	700,117
TOTAL RETS (Cost $1,439,246)	1,406,210

Contracts (a)	Notional Amount ($)	Counterparty	Expiration Date	Exercise Price
PURCHASED OPTIONS - 0.4% *
CALL OPTIONS PURCHASED - 0.0%
1	S&P E-Mini 3rd Week Option	175,000	Wedush	October-20	3,500	550

PUT OPTIONS PURCHASED - 0.4%
79	S&P E-Mini 3rd Week Option	10,665,000	Wedush	October-20	2,700	4,543
79	S&P E-Mini 3rd Week Option	11,060,000	Wedush	October-20	2,800	6,912
1	S&P E-Mini 3rd Week Option	166,500	Wedush	October-20	3,330	2,775
158	S&P E-Mini 3rd Week Option	22,910,000	Wedush	November-20	2,900	220,410

TOTAL PURCHASED OPTIONS (Cost - $471,859)	235,190

TOTAL INVESTMENTS - 87.9% (Cost $42,417,270)	$44,596,397
OTHER ASSETS LESS LIABILITIES - 12.1%	6,112,178
NET ASSETS - 100.0%	$50,708,575

*	Non-income producing securities.

(a)	Each contract is equivalent to one of the underlying futures contract.

				Unrealized
Long Contracts		Notional Amount ($)	Maturity	Appreciation / (Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.2)%
329	CBOE VIX FUTURE	10,815,875	November-20	$(85,709)
	Net Unrealized Depreciation From Open Long Futures Contracts			(85,709)

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.4%
(177)	CBOE VIX FUTURE	5,376,375	October-20	221,417
	Net Unrealized Appreciation From Open Short Futures Contracts			221,417
	Total Unrealized Appreciation From Open Futures Contracts			$135,708

RATIONAL TACTICAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares						Value
	SHORT-TERM INVESTMENTS - 37.5%
	MONEY MARKET FUND - 37.5%
81,739,759	First American Government Obligations Fund, Class U, 0.07% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $81,739,759)					$81,739,759

	TOTAL INVESTMENTS - 37.5% (Cost - $81,739,759)					$81,739,759
	OTHER ASSETS LESS LIABILITIES - 62.5%					135,954,520
	NET ASSETS - 100.0%					$217,694,279

Contracts ^		Counterparty	Notional Amount ($)	Expiration Date	Exercise Price ($)	Value
	OPTIONS WRITTEN ** - 8.1%
	CALL OPTIONS WRITTEN - 8.1%
1,052	S&P 500 Future Index	ADM, Gain Capital Group	917,870,000	10/2/2020	3,490	$105,200
545	S&P 500 Future Index	ADM, Gain Capital Group	426,462,500	10/2/2020	3,130	68,125
190	S&P 500 Future Index	ADM	165,775,000	10/2/2020	3,490	3,800
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $191,281)					$177,125

^	Each contract is equivalent to one futures contract.

*	Rate shown represents the rate at September 30, 2020 and is subject to change and resets daily.

**	Non-income producing security.

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCKS - 92.1%
	APPAREL & TEXTILE PRODUCTS - 4.8%
1,400	Hermes International - ADR	$121,240
1,350	LVMH Moet Hennessy Louis Vuitton SE - ADR	127,210
17,839	NIKE, Inc.	2,239,508
		2,487,958
	ASSET MANAGEMENT - 2.4%
24,139	Blackstone Group, Inc.	1,260,056

	BIOTECH & PHARMACEUTICALS - 2.1%
7,345	Johnson & Johnson	1,093,524

	CHEMICALS - 1.5%
1,100	Sherwin-Williams Co.	766,414

	E-COMMERCE DISCRETIONARY - 12.5%
6,900	Alibaba Group Holding Ltd. - ADR *	2,028,462
966	Amazon.com, Inc. *	3,041,673
1,000	Etsy, Inc. *	121,630
1,113	MercadoLibre, Inc. *	1,204,800
5,000	Stitch Fix, Inc. *	135,650
		6,532,215
	HEALTH CARE FACILITIES & SERVICES - 2.3%
5,360	Teladoc Health, Inc. *	1,175,126

	INTERNET - 23.0%
1,050	Alphabet, Inc. *	1,538,880
7,655	Facebook, Inc. *	2,004,845
3,700	Match Group, Inc. *	409,405
1,955	Netflix, Inc. *	977,559
10,666	Roku, Inc. *	2,013,741
987	Shopify, Inc. *	1,009,671
7,438	Spotify Technology SA *	1,804,236
33,505	Tencent Holdings Ltd. - ADR	2,266,613
		12,024,950
	LEISURE FACILITIES & SERVICES - 4.7%
3,450	Domino’s Pizza, Inc.	1,467,216
4,500	McDonald’s Corporation	987,705
		2,454,921
	MEDICAL EQUIPMENT & DEVICES - 0.6%
3,000	Abbott Laboratories	326,490

	RETAIL - CONSUMER STAPLES - 3.4%
5,024	Costco Wholesale Corp.	1,783,520

	RETAIL - DISCRETIONARY - 9.1%
4,783	Home Depot, Inc.	1,328,287
6,461	Lululemon Athletica, Inc. *	2,128,060
8,000	Nordstrom, Inc.	95,360
3,200	RH *	1,224,384
		4,776,091
	REIT - 3.7%
8,092	American Tower Corp.	1,956,079

	SEMICONDUCTORS - 4.0%
1,000	Broadcom, Inc.	364,320
1,220	NVIDIA Corp.	660,288
13,250	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,074,178
		2,098,786
	SOFTWARE - 4.1%
500	Adobe, Inc. *	245,215
9,147	Microsoft Corp.	1,923,888
		2,169,103
	TECHNOLOGY HARDWARE - 5.3%
6,256	Apple, Inc.	724,507
29,300	Nintendo Company Ltd. - ADR	2,077,370
		2,801,877
	TECHNOLOGY SERVICES - 8.6%
3,335	Accenture PLC	753,677
4,958	Mastercard, Inc.	1,676,647
1,245	PayPal Holdings, Inc. *	245,302
3,078	Square, Inc. *	500,329
6,678	Visa, Inc.	1,335,400
		4,511,355

	TOTAL COMMON STOCKS (Cost $37,456,682)	48,218,465

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2020

Shares		Value
	SHORT-TERM INVESTMENTS - 2.5%
1,286,450	First American Government Obligations Fund - Class U, 0.07% **	1,286,450
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,286,450)	1,286,450

	TOTAL INVESTMENTS - 94.6% (Cost $38,743,132)	$51,460,994
	LIABILITIES LESS OTHER ASSETS - 5.4%	862,228
	NET ASSETS - 100.0%	$52,323,222

ADR - American Depositary Receipt.

REIT - Real Estate Investment Trust.

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2020, and is subject to change and resets daily.

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares				Value
		MUTUAL FUNDS - 83.4%
		ALTERNATIVE- 9.8%
71,873		Catalyst Insider Income Fund, Institutional Class +		$696,444

		FIXED INCOME - 73.6%
39,034		AlphaCentric Income Opportunities Fund, Class I +		414,930
107,465		Catalyst Enhanced Income Strategy Fund, Institutional Class +		1,214,359
76,047		Catalyst/CIFC Floating Rate Income Fund +		709,514
63,851		Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +		604,668
61,254		Rational Special Situations Income Fund, Institutional Class +		1,199,368
100,578		Rational/Pier 88 Convertible Securities Fund, Institutional Class +		1,075,186
				5,218,025

		TOTAL MUTUAL FUNDS (Cost - $5,720,124)		5,914,469

		SHORT-TERM INVESTMENTS - 5.5%
		MONEY MARKET FUNDS - 5.5%
385,883		First American Government Obligations Fund, Class U, 0.07% *		385,883
		TOTAL SHORT-TERM INVESTMENTS (Cost - $385,883)		385,883

		TOTAL INVESTMENTS - 88.9% (Cost - $6,106,007)		$6,300,352
		OTHER ASSETS LESS LIABILITIES - 11.1%		789,978
		NET ASSETS - 100.0%		$7,090,330

				Unrealized
Long Contracts		Notional Amount ($)	Maturity	Depreciation
		OPEN LONG FUTURES CONTRACTS - (0.1)%
42	S&P 500 E-MINI Future	7,039,200	December-20	(4,725)
		Net Unrealized Depreciation from Open Long Futures Contracts		(4,725)

+	Investment in affiliate.

*	Rate shown represents the rate at September 30, 2020, and is subject to change and resets daily.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares				Value
	SHORT-TERM INVESTMENTS - 89.8%
56,295,769	First American Government Obligations Fund, Class U, 0.06% *+			$56,295,769
	TOTAL SHORT-TERM INVESTMENTS (Cost - $56,295,769)			56,295,769

	TOTAL INVESTMENTS - 89.8% (Cost - $56,295,769)			$56,295,769
	OTHER ASSETS LESS LIABILITIES - 10.2%			6,404,124
	NET ASSETS - 100.0%			$62,699,893

				Unrealized
Long Contracts		Notional Amount ($)	Maturity	Appreciation / (Depreciation)
	OPEN LONG FUTURES CONTRACTS - 1.2%
14	Amsterdam Index Future	1,797,936	October-20	$(9,324)
59	AUDUSD Currency Future	4,226,170	December-20	14,880
23	C$ Currency Future	1,727,990	December-20	(4,405)
18	CAC40 10 EURO Future	1,013,381	October-20	6,116
5	Cattle Feeder Future +	355,125	November-20	(5,750)
1	CBOE Volatility Index Future +	30,375	October-20	(725)
15	CBOT 10 Year US Treasury Note	2,092,965	December-20	(3,285)
500	CBOT 5 Year US Treasury Note	63,015,500	December-20	(17,078)
93	CBOT Soybean Meal Future +	3,188,040	December-20	63,620
16	CBOT Soybean Oil Future +	318,048	December-20	(15,750)
9	CBOT Wheat Future +	260,100	December-20	10,713
89	CHF Currency Future	12,100,663	December-20	(103,431)
36	CME Lean Hogs Future +	908,640	December-20	(18,140)
64	COMEX Copper Future +	4,852,000	December-20	7,550
9	COMEX Gold 100 Troy Ounces Future +	1,705,950	December-20	(50,880)
2	DAX Index Future	749,265	December-20	(822)
8	DJIA Mini e-CBOT Future	1,106,560	December-20	18,470
18	E-Mini Russ 2000 Future	1,353,960	December-20	10,190
2	Eurex 10 Year Euro BUND Future	409,302	December-20	(610)
32	EURO FX Currency Future	4,694,200	December-20	(20,401)
42	EURO STOXX 50 Future	1,573,087	December-20	11,847
196	EURO-BOBL Future	31,067,405	December-20	(1,795)
3	Euro-BTP Future	519,179	December-20	7,515
255	Euronext Milling Wheat Future +	2,956,618	December-20	77,730
4	Euro-OAT Future	790,601	December-20	4,517
32	FTSE 100 Index Future	2,416,606	December-20	(5,762)
38	FTSE China A50 Future	574,560	October-20	1,710
16	FTSE/MIB Index Future	1,779,145	December-20	(55,283)
24	HANG SENG Index Future	3,627,871	October-20	13,123
1	IBEX 35 Index Future	78,924	October-20	1,617
17	ICE Brent Crude Oil Future +	719,100	October-20	500
9	ICE Carbon Emissions Future +	284,215	December-20	(6,930)
22	ICE Gas Oil Future +	734,250	November-20	10,775
40	ICE Natural Gas Future +	574,003	November-20	4,532
34	JPN 10Y BOND(OSE) Future	49,007,296	December-20	54,226
102	JPN YEN Currency Future	12,096,563	December-20	32,152
55	KCBT Hard Red Winter Wheat Future +	1,401,813	December-20	56,725
80	Long Gilt Future	14,077,047	December-20	(6,628)
31	Montreal Exchange 10 Year Canadian Bond Future	3,523,197	December-20	(10,099)
2	MSCI Emerging Markets Future	108,850	December-20	(2,830)
6	NASDAQ 100 E-MINI Future	1,368,876	December-20	24,512
30	NEW ZEALAND Currency Future	1,983,900	December-20	(17,900)
25	NIKKEI 225 (CME) Future	2,913,125	December-20	13,575
4	NIKKEI 225 (SGX) Future	439,780	December-20	3,014
17	NYBOT CSC C Coffee Future +	707,306	December-20	10,031
35	NYBOT CSC Cocoa Future +	891,100	December-20	(11,510)
16	NYBOT CSC Number 11 World Sugar Future +	242,099	March-21	1,557
51	NYBOT CTN Number 2 Cotton Future +	1,677,645	December-20	2,855
2	NYMEX NY Harbor ULSD Future +	96,785	October-20	1,138
10	NYMEX Platinum Future +	454,600	January-21	9,135
13	NYMEX RBOB Future +	645,154	October-20	5,645

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

				Unrealized
Long Contracts		Notional Amount ($)	Maturity	Appreciation / (Depreciation)
	OPEN LONG FUTURES CONTRACTS - 1.2% (Continued)
15	S&P/TSX 60 Index Future	2,159,461	December-20	$5,664
13	S&P500 EMINI Future	2,178,800	December-20	9,610
20	SGX Nifty 50 Future	450,160	October-20	2,510
14	SPI 200 Future	1,455,505	December-20	(22,846)
11	TOPIX Index Future	1,694,352	December-20	9,344
46	VSTOXX Future +	148,610	November-20	372
	Net Unrealized Appreciation from Open Long Futures Contracts			115,286

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.2%
(9)	BP Currency Future	(725,850)	December-20	(4,213)
(34)	CBOT Corn Future +	(644,300)	December-20	(17,025)
(7)	CBOT Soybean Future +	(358,225)	November-20	(7,763)
(7)	CME Live Cattle Future +	(314,580)	December-20	(4,630)
(9)	NYMEX Henry Hub Natural Gas Futures +	(227,430)	October-20	9,710
(2)	NYMEX Light Sweet Crude Oil Future +	(80,440)	October-20	(1,410)
	Net Unrealized Depreciation from Open Short Futures Contracts			(25,331)
	Total Unrealized Appreciation From Open Futures Contracts			$89,955

*	Rate shown represents the rate at September 30, 2020, and is subject to change and resets daily.

+	All or a portion of this investment is a holding of the RDMF Fund, Ltd.

RATIONAL TREND AGGREGATION VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCKS - 56.2%
	AEROSPACE & DEFENSE - 1.3%
1,041	General Dynamics Corporation	$144,106

	ASSET MANAGEMENT - 1.9%
1,094	E*TRADE Financial Corporation	54,755
2,542	Franklin Resources, Inc.	51,730
844	T Rowe Price Group, Inc.	108,218
		214,703
	BANKING - 0.9%
697	Bank of America Corporation	16,791
387	Citigroup, Inc.	16,684
176	JPMorgan Chase & Company	16,944
5,057	People’s United Financial, Inc.	52,138
		102,557
	BEVERAGES - 2.0%
2,854	Molson Coors Beverage Company	95,780
964	PepsiCo, Inc.	133,610
		229,390
	BIOTECHNOLOGY & PHARMACEUTICALS - 4.0%
1,459	AvvVie, Inc.	127,794
225	Eli Lilly & Company	33,304
786	Gilead Sciences, Inc.	49,667
899	Johnson & Johnson	133,843
664	Merck & Company, Inc.	55,079
1,081	Perrigo Company PLC	49,629
		449,316
	CHEMICALS - 0.2%
94	Linde PLC	22,384

	COMMERCIAL SUPPORT SERVICES - 0.5%
577	Republic Services, Inc.	53,863

	DIVERSIFIED INDUSTRIALS - 0.1%
85	Illinois Tool Works, Inc.	16,423

	E-COMMERCE DISCRETIONARY - 0.8%
1,650	eBay, Inc.	85,965

	ELECTRIC UTILITIES - 1.9%
886	CMS Energy Corporation	54,409
640	Edison International	32,538
669	Evergy, Inc.	33,999
1,173	FirstEnergy Corporation	33,677
566	WEC Energy Group, Inc.	54,845
		209,468
	ELECTRICAL EQUIPMENT - 0.6%
171	Roper Technologies, Inc.	67,564

	FOOD - 7.3%
1,143	Campbell Soup Company	55,287
1,560	Conagra Brands, Inc.	55,708
1,473	General Mills, Inc.	90,855
547	Hershey Company (The)	78,407
3,034	Hormel Foods Corporation	148,332
197	J M Smucker Company (The)	22,757
2,636	Kellogg Company	170,259
2,413	Kraft Heinz Company (The)	72,269
282	McCormick & Co, Inc.	54,736
1,260	Mondelez International, Inc.	72,387
		820,997

RATIONAL TREND AGGREGATION VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCKS - 56.2% (Continued)
	GAS & WATER UTILITIES - 1.4%
379	American Water Works Company, Inc.	$54,910
1,130	Atmos Energy Corporation	108,017
		162,927
	HEALTH CARE FACILITIES & SERVICES - 7.9%
973	AmerisourceBergen Corporation	94,303
3,072	Cardinal Health, Inc.	144,230
907	Cigna Corporation	153,655
3,518	CVS Health Corporation	205,451
636	McKesson Corporation	94,719
773	Quest Diagnostics, Inc.	88,501
363	UnitedHealth Group, Inc.	113,172
		894,031
	HOME & OFFICE PRODUCTS - 0.9%
524	Whirlpool Corporation	96,358

	HOUSEHOLD PRODUCTS - 2.9%
665	Clorox Company (The)	139,763
712	Colgate-Palmolive Company	54,931
525	Kimberly-Clark Corporation	77,521
394	Procter & Gamble Company (The)	54,762
		326,977
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
490	Bank of New York Mellon Corporation (The)	16,827
347	Morgan Stanley	16,777
335	Nasdaq, Inc.	41,108
		74,712
	INSURANCE - 4.8%
1,023	Allstate Corporation (The)	96,305
922	Assurant, Inc.	111,848
439	Chubb Ltd.	50,977
468	Everest Re Group Ltd.	92,449
2,572	Hartford Financial Services Group, Inc. (The)	94,804
856	Travelers Company, Inc. (The)	92,611
		538,994
	LEISURE FACILITIES & SERVICES - 0.7%
250	McDonald’s Corporation	54,872
245	Yum! Brands, Inc.	22,368
		77,240
	MEDICAL EQUIPMENT & DEVICES - 1.4%
418	Baxter International, Inc.	33,616
377	Becton Dickinson & Company	87,720
195	ResMed, Inc.	33,429
		154,765
	OIL & GAS PRODUCERS - 1.7%
702	Chevron Corporation	50,544
4,150	Exxon Mobil Corporation	142,469
		193,013
	REIT - 0.8%
611	Duke Realty Corporation	22,546
247	Essex Property Trust, Inc.	49,595
836	Iron Mountain, Inc.	22,396
		94,537
	RETAIL - CONSUMER STAPLES - 4.0%
432	Costco Wholesale Corporation	153,360
264	Dollar General Corporation	55,340
2,857	Kroger Company (The)	96,881
4,058	Walgreens Boots Alliance, Inc.	145,763
		451,344

RATIONAL TREND AGGREGATION VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCKS - 56.2% (Continued)
	RETAIL - DISCRETIONARY - 1.4%
730	Advance Auto Parts, Inc.	$112,055
61	Home Depot, Inc. (The)	16,940
289	Tiffany & Company	33,481
		162,476
	SEMICONDUCTORS - 0.5%
928	Applied Materials, Inc.	55,170

	SOFTWARE - 0.3%
243	Citrix Systems, Inc.	33,464

	TECHNOLOGY HARDWARE - 1.2%
1,414	Cisco Systems, Inc.	55,697
814	Garmin Ltd.	77,216
		132,913
	TECHNOLOGY SERVICES - 1.4%
127	Broadridge Financial Solutions, Inc.	16,764
212	Equifax, Inc.	33,263
206	Jack Henry & Associates, Inc.	33,494
193	Moody’s Corporation	55,941
112	Visa, Inc.	22,397
		161,859
	TELECOMMUNICATIONS - 1.2%
2,613	AT&T, Inc.	74,497
925	Verizon Communications, Inc.	55,028
		129,525
	TOBACCO & CANNABIS - 0.2%
574	Altria Group, Inc.	22,179

	TRANSPORTATION & LOGISTICS - 1.2%
922	CH Robinson Worldwide, Inc.	94,219
172	JB Hunt Transport Services, Inc.	21,737
121	Old Dominion Freight Line, Inc.	21,891
		137,847
	TRANSPORTATION EQUIPMENT - 0.1%
195	PACCAR, Inc.	16,630

	TOTAL COMMON STOCKS (Cost - $6,299,641)	6,333,697

	EXCHANGE TRADED FUNDS - 39.5%
48,580	Cambria Tail Risk ETF	1,049,328
14,651	iShares 1-3 Year Treasury Bond ETF	1,267,458
11,438	iShares 3-7 Year Treasury Bond ETF	1,528,002
1,500	iShares TIPS Bond ETF	189,750
6,339	ProShares Short VIX Short-Term Futures ETF *	225,035
6,958	Quadratic Interest Rate Volatility & Inflation ETF	190,788
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,452,315)	4,450,361

	SHORT-TERM INVESTMENT - 0.5%
53,219	First American Government Obligations Fund, Class U, 0.07% **	53,219
	TOTAL SHORT-TERM INVESTMENTS (Cost $53,219)

	TOTAL INVESTMENTS - 96.2% (Cost - $10,805,175)	$10,837,277
	OTHER ASSETS LESS LIABILITIES - 3.8%	424,838
	NET ASSETS - 100.0%	$11,262,115

ETF - Exchange Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2020 and is subject to change and resets daily.

RATIONAL INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCKS - 98.8%
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.6%
800	Seattle Genetics, Inc. *	$156,552

	E-COMMERCE DISCRETIONARY - 4.5%
375	Amazon.com, Inc. *	1,180,774

	ENTERTAINMENT CONTENT - 3.4%
2,535	Activision Blizzard, Inc.	205,208
9,550	Bilibili, Inc. - ADR *	397,280
620	Electronic Arts, Inc. *	80,854
1,210	Take-Two Interactive Software, Inc. *	199,916
		883,258
	HEALTH CARE FICILITIES & SERVICES - 4.5%
5,400	Teladoc Health, Inc. *	1,183,896

	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
4,435	Intercontinental Exchange, Inc.	443,722

	INTERNET MEDIA & SERVICES - 6.2%
2,375	Netflix, Inc. *	1,187,571
1,690	Wix.com Ltd. *	430,696
		1,618,267
	LEISURE PRODUCTS - 1.1%
3,015	Peloton Interactive, Inc. *	299,209

	METALS & MINING - 19.1%
3,975	Franco-Nevada Corporation	554,831
130,200	Kinross Gold Corporation *	1,148,364
23,190	Kirkland Lake Gold Ltd.	1,130,049
8,850	Royal Gold, Inc.	1,063,505
22,760	Wheaton Precious Metals Corporation	1,116,833
		5,013,582
	RENEWABLE ENERGY - 4.7%
5,230	SolarEdge Technologies, Inc. *	1,246,570

	SOFTWARE - 46.4%
1,600	Adobe, Inc. *	784,688
1,500	Alteryx, Inc. *	170,325
8,995	Crowdstrike Holdings, Inc. *	1,235,193
10,870	DocuSign, Inc. *	2,339,659
90	Microsoft Corporation	18,930
5,650	Okta, Inc. *	1,208,253
6,850	RingCentral, Inc. *	1,881,078
2,650	ServiceNow, Inc. *	1,285,250
2,400	Splunk, Inc. *	451,512
2,960	Veeva Systems, Inc. *	832,322
4,190	Zoom Video Communications, Inc. *	1,969,761
		12,176,971
	TECHNOLOGY SERVICES - 6.6%
1,490	Mastercard, Inc.	503,873
130	PayPal Holdings, Inc. *	25,614
5,420	Square, Inc. *	881,021
1,595	Visa, Inc.	318,952
		1,729,460

	TOTAL COMMON STOCKS (Cost - $20,283,254)	25,932,261

	SHORT-TERM INVESTMENT - 1.1%
278,385	First American Government Obligations Fund, Class U, 0.07% **	278,385
	TOTAL SHORT-TERM INVESTMENTS (Cost - $278,385)

	TOTAL INVESTMENTS - 99.9% (Cost - $20,561,639)	$26,210,646
	OTHER ASSETS LESS LIABILITIES - 0.1%	26,492
	NET ASSETS - 100.0%	$26,237,138

ADR - American Depositary Receipt

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2020 and it is subject to change and resets daily.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCK - 23.4%
	ADVERTISING & MARKETING - 0.0% ^
109	Interpublic Group of Cos, Inc.	$1,817
48	Omnicom Group, Inc.	2,376
2	Trade Desk, Inc. *	1,038
		5,231
	AEROSPACE/DEFENSE - 0.5%
218	Boeing Co.	36,027
1	General Dynamics Corp.	138
20	HEICO Corporation	2,093
48	Howmet Aerospace, Inc.	803
35	Huntington Ingalls Industries, Inc.	4,926
4	L3Harris Technologies, Inc.	679
17	Lockheed Martin Corp.	6,516
8	Northrop Grumman Corp.	2,524
53	Raytheon Technologies Corp.	3,050
22	Teledyne Technologies, Inc. *	6,825
24	TransDigm Group, Inc.	11,403
		74,984
	APPAREL & TEXTILE PRODUCTS - 0.0% ^
6	NIKE, Inc.	753
11	Ralph Lauren Corp.	748
37	Skechers USA, Inc. *	1,118
15	VF Corp.	1,054
		3,673
	ASSET MANAGEMENT - 0.7%
34	Ameriprise Financial, Inc.	5,240
184	Apollo Global Management, Inc.	8,234
29	BlackRock, Inc.	16,343
371	Blackstone Group, Inc.	19,366
231	Brookfield Asset Management, Inc.	7,637
330	Charles Schwab Corp.	11,956
167	E*TRADE Financial Corporation	8,358
43	Franklin Resources, Inc.	875
245	KKR & Company, Inc.	8,413
14	Raymond James Financial, Inc.	1,019
66	T Rowe Price Group, Inc.	8,463
		95,904
	AUTOMOTIVE - 0.2%
4	Aptiv plc	367
150	BorgWarner, Inc.	5,811
201	Ford Motor Company	1,339
479	General Motors Company	14,174
180	Harley-Davidson, Inc.	4,417
25	Tesla, Inc. *	10,725
		36,833
	BANKING - 0.6%
9	Bank of America Corp.	217
26	Bank of Montreal	1,519
54	Bank of Nova Scotia	2,242
438	Citigroup, Inc.	18,882
108	Citizens Financial Group, Inc.	2,730
105	Comerica, Inc.	4,016
161	Fifth Third Bancorp	3,433
48	First Republic Bank/CA	5,235
352	Huntington Bancshares, Inc.	3,228
7	JPMorgan Chase & Co.	674
610	KeyCorp	7,277
12	M&T Bank Corp.	1,105
11	PNC Financial Services Group, Inc.	1,209

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 23.4% (Continued)
	BANKING - 0.6% (Continued)
668	Regions Financial Corp.	$7,702
43	Royal Bank of Canada	3,016
18	SVB Financial Group*	4,331
35	Toronto-Dominion Bank/The	1,618
310	Truist Financial Corp.	11,796
38	US Bancorp	1,362
165	Wells Fargo & Co.	3,879
130	Zions Bancorp	3,799
		89,270
	BEVERAGES - 0.3%
22	Coca-Cola Co.	1,086
1	Constellation Brands, Inc.	190
359	Keurig Dr Pepper, Inc.	9,908
54	Molson Coors Beverage Co.	1,812
273	Monster Beverage Corp. *	21,895
69	PepsiCo, Inc.	9,563
		44,454
	BIOTECH & PHARMA - 2.0%
464	AbbVie, Inc.	40,642
12	Alexion Pharmaceuticals, Inc. *	1,373
25	Amgen, Inc.	6,354
826	Bausch Health Company, Inc. *	12,836
68	Biogen, Inc. *	19,290
189	BioMarin Pharmaceutical, Inc. *	14,379
148	Bluebird Bio, Inc. *	7,985
92	Bristol-Myers Squibb Co.	5,547
155	Elanco Animal Health, Inc. *	4,329
138	Eli Lilly and Co.	20,427
580	Gilead Sciences, Inc.	36,650
78	Incyte Corp. *	7,000
89	Ionis Pharmaceuticals, Inc. *	4,223
111	Johnson & Johnson	16,526
88	Merck & Co, Inc.	7,300
43	Moderna, Inc. *	3,042
525	Mylan NV *	7,786
120	Neurocrine Biosciences, Inc. *	11,539
99	Perrigo Co. PLC	4,545
412	Pfizer, Inc.	15,120
22	Regeneron Pharmaceuticals, Inc. *	12,315
7	Sarepta Therapeutics, Inc. *	983
3	Seattle Genetics, Inc. *	587
2,401	Teva Pharmaceutical Industries Ltd. - ADR*	21,633
59	United Therapeutics Corp. *	5,959
23	Vertex Pharmaceuticals, Inc. *	6,259
7	Zoetis, Inc.	1,158
		295,787

	CABLE & SATELLITE - 0.2%
356	Altice USA, Inc. *	9,256
9	Charter Communications, Inc. *	5,619
199	DISH Network Corp. *	5,777
17	Liberty Broadband Corporation *	2,429
136	Sirius XM Holdings, Inc.	729
		23,810
	CHEMICALS - 0.7%
91	Air Products and Chemicals, Inc.	27,105
19	Albemarle Corporation	1,696
9	Avery Dennison Corporation	1,151

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 23.4% (Continued)
	CHEMICALS - 0.7% (Continued)
47	CF Industries Holdings, Inc.	$1,443
16	Eastman Chemical Co.	1,250
13	Ecolab, Inc.	2,598
12	FMC Corporation	1,271
52	International Flavors & Fragrances, Inc.	6,367
199	Linde PLC	47,388
60	LyondellBasell Industries NV	4,229
200	Mosaic Co.	3,654
8	PPG Industries, Inc.	977
6	Sherwin-Williams Co.	4,180
		103,309
	COMMERCIAL SUPPORT SERVICES - 0.1%
244	Aramark	6,454
4	Cintas Corp.	1,331
23	Republic Services, Inc.	2,147
47	Rollins, Inc.	2,547
23	Waste Connections, Inc.	2,387
30	Waste Management, Inc.	3,395
		18,261
	CONSTRUCTION MATERIALS - 0.0% ^
6	Martin Marietta Materials, Inc.	1,412
3	Vulcan Materials Company	407
		1,819
	CONTAINERS & PACKAGING - 0.1%
21	Ball Corporation	1,746
41	Crown Holdings, Inc. *	3,151
2	International Paper Company	81
70	Sealed Air Corporation	2,717
183	Westrock Company	6,357
		14,052
	DIVERSIFIED INDUSTRIALS - 0.3%
7	3M Company	1,121
15	Dover Corporation	1,625
51	Eaton Corporation plc	5,204
101	Emerson Electric Company	6,623
2,791	General Electric Company	17,388
2	Honeywell International, Inc.	329
49	Illinois Tool Works, Inc.	9,467
		41,757
	E-COMMERCE DISCRETIONARY - 0.1%
3	Alibaba Group Holding Ltd. - ADR*	882
1	Amazon.com, Inc. *	3,149
45	eBay, Inc.	2,345
31	Wayfair, Inc. *	9,021
		15,397
	ELECTRIC UTILITIES - 1.3%
49	AES Corporation	887
33	Alliant Energy Corporation	1,704
105	Ameren Corp.	8,303
151	American Electric Power Co., Inc.	12,341
587	CenterPoint Energy, Inc.	11,358
80	CMS Energy Corp.	4,913
17	Consolidated Edison, Inc.	1,323
181	Dominion Energy, Inc.	14,286
11	DTE Energy Co.	1,265
88	Duke Energy Corp.	7,793
215	Edison International	10,931
112	Entergy Corp.	11,035

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 23.4% (Continued)
	ELECTRIC UTILITIES - 1.3% (Continued)
238	Evergy, Inc.	$12,095
43	Eversource Energy	3,593
286	Exelon Corp.	10,227
419	FirstEnergy Corp.	12,029
109	NextEra Energy, Inc.	30,254
3	NRG Energy, Inc.	92
35	PPL Corporation	2,609
46	Pinnacle West Capital Corporation	1,252
17	Public Service Enterprise Group, Inc.	933
21	Sempra Energy	2,486
234	Southern Co.	12,687
218	Vistra Corporation	4,111
24	WEC Energy Group, Inc.	2,326
96	Xcel Energy, Inc.	6,625
		187,458
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
14	A O Smith Corporation	739
44	AMETEK, Inc.	4,374
54	Amphenol Corp.	5,847
35	Johnson Controls International plc	1,430
34	Keysight Technologies, Inc. *	3,359
24	Lennox International, Inc.	6,543
67	Otis Worldwide Corporation	4,182
64	Rockwell Automation, Inc.	14,124
36	Roper Technologies, Inc.	14,224
21	TE Connectivity Ltd.	2,053
23	Trane Technologies plc	2,789
		59,664
	ENGINEERING & CONSTRUCTION - 0.0% ^
5	Jacobs Engineering Group, Inc.	464

	ENTERTAINMENT CONTENT - 0.2%
51	Activision Blizzard, Inc.	4,128
14	Discovery, Inc. *	305
61	Discovery, Inc. *	1,196
21	Electronic Arts, Inc. *	2,739
18	Fox Corporation	501
11	Take-Two Interactive Software, Inc. *	1,817
163	ViacomCBS, Inc.	4,566
92	Walt Disney Company (The)	11,415
		26,667
	FOOD - 0.5%
18	Campbell Soup Company	871
168	Conagra Brands, Inc.	5,999
134	General Mills, Inc.	8,265
38	Hershey Co.	5,447
158	Hormel Foods Corporation	7,725
32	J M Smucker Co.	3,697
39	Kellogg Co.	2,519
186	Kraft Heinz Co.	5,571
28	Lamb Weston Holdings, Inc.	1,856
63	McCormick & Co, Inc./MD	12,228
330	Mondelez International, Inc.	18,959
9	Tyson Foods, Inc.	535
		73,672
	GAS & WATER UTILITIES - 0.1%
41	American Water Works Company, Inc.	5,940
42	Atmos Energy Corporation	4,015
77	NiSource, Inc.	1,694
		11,649

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 23.4% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.1%
34	AmerisourceBergen Corporation	$3,295
30	Anthem, Inc.	8,058
132	Cardinal Health, Inc.	6,197
483	Centene Corporation *	28,173
145	Cigna Corporation	24,564
129	CVS Health Corporation	7,534
25	DaVita, Inc. *	2,141
62	HCA Healthcare, Inc.	7,730
81	Henry Schein, Inc. *	4,761
44	Humana, Inc.	18,211
69	IQVIA Holdings, Inc. *	10,876
27	Laboratory Corporation of America Holdings *	5,083
66	McKesson Corporation	9,829
12	Molina Healthcare, Inc. *	2,196
14	Quest Diagnostics, Inc.	1,603
62	UnitedHealth Group, Inc.	19,330
10	Universal Health Services, Inc.	1,070
		160,651
	HOME FURNISHINGS - 0.0% ^
46	Newell Brands, Inc.	789
5	Whirlpool Corp.	919
		1,708
	HOME CONSTRUCTION - 0.2%
13	DR Horton, Inc.	983
451	Masco Corporation	24,864
7	Mohawk Industries, Inc. *	683
82	PulteGroup, Inc.	3,796
		30,326
	HOUSEHOLD PRODUCTS - 0.6%
75	Church & Dwight Company, Inc.	7,028
85	Clorox Co.	17,864
260	Colgate-Palmolive Company	20,059
58	Estee Lauder Company, Inc. (The)	12,659
93	Kimberly-Clark Corp.	13,732
71	Procter & Gamble Company (The)	9,868
22	Unilever N.V. - ADR	1,329
		82,539
	INDUSTRIAL SUPPORT SERVICES - 0.2%
214	Fastenal Company	9,649
54	United Rentals, Inc. *	9,423
13	WW Grainger, Inc.	4,638
		23,710
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
2	Bank of New York Mellon Corporation (The)	69
129	CME Group, Inc.	21,583
49	Goldman Sachs Group, Inc. (The)	9,848
149	Intercontinental Exchange, Inc.	14,907
337	Morgan Stanley	16,294
71	Nasdaq, Inc.	8,712
22	Northern Trust Corporation	1,715
78	State Street Corporation	4,628
		77,756
	INSURANCE - 0.7%
26	Aflac, Inc.	945
56	Allstate Corp.	5,272
558	American International Group, Inc.	15,362
22	Aon PLC	4,539
68	Arthur J Gallagher & Company	7,179
33	Berkshire Hathaway, Inc. *	7,027

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 23.4% (Continued)
	INSURANCE - 0.7% (Continued)
111	Brown & Brown, Inc.	$5,025
68	Chubb Ltd.	7,896
25	Cincinnati Financial Corporation	1,949
137	Hartford Financial Services Group, Inc.	5,050
262	Lincoln National Corp.	8,208
73	Marsh & McLennan Cos., Inc.	8,373
57	MetLife, Inc.	2,119
98	Principal Financial Group, Inc.	3,946
98	Progressive Corp.	9,278
19	Prudential Financial, Inc.	1,207
38	Travelers Cos., Inc.	4,111
31	Voya Financial, Inc.	1,486
16	W R Berkley Corporation	978
		99,950
	INTERNET MEDIA & SERVICES - 0.6%
16	Alphabet, Inc. *	23,514
13	Baidu, Inc. - ADR *	1,646
1	Booking Holdings, Inc. *	1,711
234	Expedia Group, Inc.	21,455
35	Facebook, Inc. *	9,167
28	GoDaddy, Inc. *	2,127
187	IAC/InterActiveCorp *	22,399
63	Match Group, Inc. *	6,971
9	Netflix, Inc. *	4,500
5	Roku, Inc. *	944
16	Snap, Inc. *	418
6	Twitter, Inc. *	267
13	VeriSign, Inc. *	2,663
8	Zillow Group, Inc. *	813
		98,595

	LEISURE TIME - 1.0%
579	Carnival Corp.	8,789
14	Chipotle Mexican Grill, Inc. *	17,412
16	Darden Restaurants, Inc.	1,612
4	Domino’s Pizza, Inc.	1,701
60	Hilton Worldwide Holdings, Inc.	5,119
328	Las Vegas Sands Corp.	15,304
149	Live Nation Entertainment, Inc. *	8,028
81	Marriott International, Inc.	7,499
6	McDonald’s Corporation	1,317
939	MGM Resorts International	20,423
60	Restaurant Brands International, Inc.	3,451
208	Royal Caribbean Cruises Ltd.	13,464
53	Starbucks Corporation	4,554
389	Wynn Resorts Ltd.	27,934
115	Yum! Brands, Inc.	10,500
		147,107
	LEISURE PRODUCTS - 0.1%
29	Hasbro, Inc.	2,399
54	Polaris, Inc.	5,094
		7,493
	MACHINERY - 0.1%
36	Caterpillar, Inc.	5,369
5	Deere & Co.	1,108
1	IDEX Corporation	182
31	Parker-Hannifin Corporation	6,273
5	Snap-on, Inc.	736
3	Stanley Black & Decker, Inc.	487
		14,155

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 23.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.9%
132	Abbott Laboratories	$14,366
13	ABIOMED, Inc. *	3,602
76	Agilent Technologies, Inc.	7,671
19	Align Technology, Inc. *	6,220
223	Baxter International, Inc.	17,934
36	Becton Dickinson and Company	8,376
254	Boston Scientific Corporation *	9,705
3	Cooper Company, Inc. (The)	1,011
4	Danaher Corporation	861
31	DENTSPLY SIRONA, Inc.	1,356
15	DexCom, Inc. *	6,183
128	Edwards Lifesciences Corporation *	10,217
16	Exact Sciences Corporation *	1,631
17	Hologic, Inc. *	1,130
3	IDEXX Laboratories, Inc. *	1,179
1	Illumina, Inc. *	309
8	Intuitive Surgical, Inc. *	5,676
7	Medtronic plc	727
8	Penumbra, Inc. *	1,555
24	QIAGEN N.V. *	1,254
87	ResMed, Inc.	14,914
7	Stryker Corporation	1,459
3	Thermo Fisher Scientific, Inc.	1,325
18	Varian Medical Systems, Inc. *	3,096
22	Waters Corporation *	4,305
19	Zimmer Biomet Holdings, Inc.	2,587
		128,649
	METALS & MINING - 0.8%
138	Franco-Nevada Corporation	19,262
2,332	Freeport-McMoRan, Inc.	36,472
483	Newmont Corp.	30,646
80	Royal Gold, Inc.	9,614
411	Wheaton Precious Metals Corporation	20,168
		116,162
	OIL & GAS PRODUCERS - 2.2%
1,645	Apache Corp.	15,578
297	Cabot Oil & Gas Corp.	5,156
67	Cheniere Energy, Inc. *	3,100
252	Chevron Corp.	18,144
239	Concho Resources, Inc.	10,545
685	ConocoPhillips	22,495
637	Continental Resources, Inc.	7,822
1,587	Devon Energy Corp.	15,013
543	Diamondback Energy, Inc.	16,355
87	Enbridge, Inc.	2,540
712	EOG Resources, Inc.	25,589
380	Exxon Mobil Corp.	13,045
333	Hess Corp.	13,630
266	HollyFrontier Corp.	5,243
938	Kinder Morgan, Inc.	11,566
1,007	Marathon Petroleum Corp.	29,545
1,164	Occidental Petroleum Corp.	11,652
933	ONEOK, Inc.	24,239
208	Phillips 66	10,783
197	Pioneer Natural Resources Co.	16,940
805	Suncor Energy, Inc.	9,845
65	TC Energy Corporation	2,731
661	Valero Energy Corporation	28,635
518	Williams Company, Inc. (The)	10,179
		330,370

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 23.4% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
289	Baker Hughes Co.	$3,841
1,440	Halliburton Co.	17,352
175	National Oilwell Varco, Inc.	1,586
280	Schlumberger Ltd.	4,357
		27,136
	REAL ESTATE SERVICES - 0.0 ^
23	CBRE Group, Inc. *	1,080

	RENEWABLE ENERGY - 0.0% ^
66	First Solar, Inc. *	4,369

	RETAIL - CONSUMER STAPLES - 0.3%
10	Costco Wholesale Corp.	3,550
5	Dollar General Corp.	1,048
73	Dollar Tree, Inc. *	6,668
109	Kroger Company (The)	3,696
5	Target Corp.	787
408	Walgreens Boots Alliance, Inc.	14,655
86	Walmart, Inc.	12,032
		42,436
	RETAIL - DISCRETIONARY - 0.7%
26	Advance Auto Parts, Inc.	3,991
41	Best Buy Co., Inc.	4,563
6	Burlington Stores, Inc. *	1,237
87	CarMax, Inc. *	7,996
4	Carvana Company *	892
21	Genuine Parts Company	1,999
146	Home Depot, Inc.	40,546
47	Kohl’s Corp.	871
34	Lowe’s Cos., Inc.	5,639
2	Lululemon Athletica, Inc. *	659
31	O’Reilly Automotive, Inc. *	14,293
47	Ross Stores, Inc.	4,386
65	TJX Company, Inc. (The)	3,617
46	Tractor Supply Co.	6,594
15	Ulta Beauty, Inc. *	3,360
		100,643
	SEMICONDUCTORS - 0.6%
65	Advanced Micro Devices, Inc. *	5,329
67	Analog Devices, Inc.	7,822
30	Applied Materials, Inc.	1,784
10	Broadcom, Inc.	3,643
241	Intel Corp.	12,479
2	KLA Corp.	387
1	Lam Research Corp.	332
16	Marvell Technology Group Ltd.	635
98	Maxim Integrated Products, Inc.	6,626
113	Microchip Technology, Inc.	11,612
287	Micron Technology, Inc. *	13,478
6	NVIDIA Corp.	3,247
48	NXP Semiconductors NV	5,991
303	ON Semiconductor Corporation *	6,572
13	Qorvo, Inc. *	1,677
14	QUALCOMM, Inc.	1,648
4	Skyworks Solutions, Inc.	582

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 23.4% (Continued)
	SEMICONDUCTORS - 0.6% (Continued)
19	Teradyne, Inc.	$1,510
35	Texas Instruments, Inc.	4,998
7	Universal Display Corporation	1,265
34	Xilinx, Inc.	3,544
		95,161
	SOFTWARE - 0.8%
7	Adobe, Inc. *	3,433
9	Akamai Technologies, Inc. *	995
111	Alteryx, Inc. *	12,604
4	ANSYS, Inc. *	1,309
31	Autodesk, Inc. *	7,161
20	Cadence Design Systems, Inc. *	2,133
18	Cerner Corp.	1,301
22	Check Point Software Technologies Ltd. *	2,647
27	Citrix Systems, Inc.	3,718
27	DocuSign, Inc. *	5,811
54	Fortinet, Inc. *	6,362
38	Guidewire Software, Inc. *	3,962
1	HubSpot, Inc. *	292
7	Intuit, Inc.	2,283
4	Microsoft Corp.	841
4	MongoDB, Inc. *	926
445	NortonLifeLock, Inc.	9,274
293	Oracle Corp.	17,492
18	Palo Alto Networks, Inc. *	4,406
1	Paycom Software, Inc. *	311
30	Proofpoint, Inc. *	3,167
75	PTC, Inc. 8	6,204
1	RingCentral, Inc.*	275
45	salesforce.com, Inc. *	11,309
2	ServiceNow, Inc. *	970
3	Splunk, Inc. *	564
84	SS&C Technologies Holdings, Inc.	5,084
5	Synopsys, Inc. *	1,070
4	Twilio, Inc. *	988
3	Tyler Technologies, Inc. *	1,046
2	Veeva Systems, Inc. *	562
4	Vmware, Inc. *	575
5	Workday, Inc. *	1,076
		120,151
	SPECIALTY FINANCE - 0.1%
4	American Express Company	401
101	Capital One Financial Corporation	7,258
87	Discover Financial Services	5,027
192	Synchrony Financial	5,025
		17,711
	STEEL - 0.0% ^
7	Nucor Corporation	314

	TECHNOLOGY HARDWARE - 0.8%
56	Apple, Inc.	6,485
10	Arista Networks, Inc. *	2,069
364	Ciena Corporation*	14,447
644	Cisco Systems, Inc.	25,367
452	Corning, Inc.	14,649
19	Dell Technologies, Inc. *	1,286
27	F5 Networks, Inc. *	3,315
102	Garmin Ltd.	9,676

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 23.4% (Continued)
	TECHNOLOGY HARDWARE - 0.8% (Continued)
357	Hewlett Packard Enterprise Company	$3,345
172	HP, Inc.	3,266
58	Juniper Networks, Inc.	1,247
3	Lumentum Holdings, Inc. *	225
5	Motorola Solutions, Inc.	784
27	NetApp, Inc.	1,184
46	Seagate Technology plc	2,266
696	Western Digital Corporation	25,439
9	Zebra Technologies Corporation *	2,272
		117,322
	TECHNOLOGY SERVICES - 1.3%
72	Accenture plc	16,271
11	Automatic Data Processing, Inc.	1,534
66	Booz Allen Hamilton Holding Corporation	5,477
58	Broadridge Financial Solutions, Inc.	7,656
27	CDW Corporation/DE	3,227
55	Cognizant Technology Solutions Corporation	3,818
1	CoStar Group, Inc. *	849
42	DXC Technology Company	750
7	EPAM Systems, Inc. *	2,263
51	Equifax, Inc.	8,002
7	FactSet Research Systems, Inc.	2,344
3	Fair Isaac Corporation *	1,276
77	Fidelity National Information Services, Inc.	11,335
22	Fiserv, Inc. *	2,267
15	FleetCor Technologies, Inc. *	3,572
8	Gartner, Inc. *	1,000
33	Global Payments, Inc.	5,860
60	Infosys Ltd. - ADR	828
28	International Business Machines Corporation	3,407
35	Leidos Holdings, Inc.	3,120
7	MarketAxess Holdings, Inc.	3,371
62	Mastercard, Inc.	20,967
43	Moody’s Corporation	12,464
13	MSCI, Inc.	4,638
20	Nielsen Holdings plc	284
45	Paychex, Inc.	3,590
3	PayPal Holdings, Inc. *	591
25	S&P Global, Inc.	9,015
32	Square, Inc. *	5,202
72	TransUnion	6,057
70	Verisk Analytics, Inc.	12,972
118	Visa, Inc.	23,596
416	Western Union Company (The)	8,915
		196,518
	TELECOMMUNICATIONS - 0.2%
285	AT&T, Inc.	8,125
18	BCE, Inc.	746
177	CenturyLink, Inc.	1,786
138	T-Mobile US, Inc. *	15,782
158	Verizon Communications, Inc.	9,399
112	Vodafone Group PLC - ADR	1,503
		37,341
	TOBACCO & CANNABIS - 0.1%
42	Altria Group, Inc.	1,623
24	British American Tobacco PLC - ADR	867
366	Canopy Growth Corporation *	5,241
19	Philip Morris International, Inc.	1,425
		9,156

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 23.4% (Continued)
	TRANSPORTATION & LOGISTICS - 1.0%
1,477	American Airlines Group, Inc.	$18,152
7	Canadian National Railway Company	745
7	CH Robinson Worldwide, Inc.	715
1	CSX Corporation	78
515	Delta Air Lines, Inc.	15,749
11	FedEx Corporation	2,767
105	JB Hunt Transport Services, Inc.	13,270
108	Kansas City Southern	19,530
285	Knight-Swift Transportation Holdings, Inc.	11,600
34	Norfolk Southern Corporation	7,276
72	Old Dominion Freight Line, Inc.	13,026
127	Southwest Airlines Company	4,763
1	Union Pacific Corporation	197
566	United Airlines Holdings, Inc. *	19,669
33	United Parcel Service, Inc.	5,499
30	Cummins, Inc.	6,335
152	PACCAR, Inc.	12,963
		152,334
	WHOLESALE - CONSUMER STAPLES - 0.0% ^
14	Archer-Daniels-Midland Company	651
75	Sysco Corporation	4,666
5	Copart, Inc.*	526
		5,843

	TOTAL COMMON STOCKS (Cost - $3,494,227)	3,470,801

	EXCHANGE TRADED FUNDS - 8.1%
	EQUITY - 8.1%
13	Invesco QQQ Trust Series 1	3,612
11	iShares Russell 2000 ETF	1,647
3,593	SPDR S&P 500 ETF Trust	1,203,260
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,195,299)	1,208,519

	PATERNSHIP SHARES - 0.1%
	OIL & GAS PRODUCERS - 0.1%
1,349	Energy Transfer, L.P.	7,312
392	Enterprise Products Partners, L.P.	6,190
167	MPLX, L.P.	2,628
	TOTAL PARTNERSHIP SHARES (Cost - $17,454)	16,130

	REITS - 1.3%
32.00	Alexandria Real Estate Equities, Inc.	5,120
45.00	American Tower Corporation	10,878
3.00	AvalonBay Communities, Inc.	448
97.00	Boston Properties, Inc.	7,789
105.00	Crown Castle International Corporation	17,483
188.00	CyrusOne, Inc.	13,166
54.00	Digital Realty Trust, Inc.	7,925
155.00	Duke Realty Corporation	5,719
31.00	Equinix, Inc.	23,564
1.00	Equity Residential	51
13.00	Essex Property Trust, Inc.	2,610
47.00	Healthpeak Properties, Inc.	1,276
617.00	Host Hotels & Resorts, Inc.	6,657
128.00	Invitation Homes, Inc.	3,583
188.00	Medical Properties Trust, Inc.	3,314
22.00	Mid-America Apartment Communities, Inc.	2,551
73.00	Omega Healthcare Investors, Inc.	2,186
167.00	Prologis, Inc.	16,804
1.00	Public Storage	223
7.00	Realty Income Corporation	425

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	REITS - 1.3% (Continued)
7.00	SBA Communications Corporation	$2,229
139.00	Simon Property Group, Inc.	8,991
16.00	Sun Communities, Inc.	2,250
170.00	UDR, Inc.	5,544
142.00	Ventas, Inc.	5,958
120.00	Vornado Realty Trust	4,045
115.00	Welltower, Inc.	6,335
400.00	Weyerhaeuser Co	11,408
5.00	WP Carey, Inc.	326
		178,858
	SPECIALTY FINANCE - 0.1%
257	AGNC Investment Corporation	3,575
781	Annaly Capital Management, Inc.	5,561
		9,136

	TOTAL REITS (Cost - $189,308)	187,994

	SHORT-TERM INVESTMENTS - 44.8%
6,661,735	First American Government Obligations Fund, Class U, 0.06% + **	6,661,735
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,661,735)	6,661,735

	TOTAL INVESTMENTS - 77.7% (Cost - $11,558,023)	$11,545,179
	OTHER ASSETS LESS LIABILITIES - 22.3%	3,321,502
	NET ASSETS - 100.0%	$14,866,681

ETF - Exchange Traded Fund

^	Represents less than 0.005%.

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the RNW Fund, Ltd.

**	Rate shown represents the rate at September 30, 2020, and is subject to change and resets daily.

					Unrealized
			Notional		Appreciation /
Long Contracts		Counterparty	Amount ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.1%
13	AUDUSD Currency Future	ADM	931,190	December-20	$(14,300)
37	BP Currency Future	ADM	2,984,050	December-20	(4,604)
20	C$ Currency Future	ADM	1,502,600	December-20	(10,775)
106	CBOT Soybean Future +	ADM	5,424,550	November-20	122,076
12	COMEX Gold 100 Troy Ounces Future +	ADM	2,283,120	February-21	(94,898)
1	NYBOT CSC Cocoa Future +	ADM	25,460	December-20	(5)
1	NYMEX Platinum Future +	ADM	45,460	January-21	972
2	Silver Future +	ADM	236,270	March-21	(23,304)
10	Wheat Future +	ADM	291,875	March-21	14,882
	Net Unrealized Depreciation From Open Long Futures Contracts				$(9,956)

					Unrealized
			Notional		Appreciation /
Short Contracts		Counterparty	Amount ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.6%
(3)	CAC40 10 Euro Future	ADM	(168,897)	October-20	$8,562
(80)	CBOT Corn Future +	ADM	(1,516,000)	December-20	(39,910)
(11)	CME Lean Hogs Future +	ADM	(277,640)	December-20	1,506
(37)	CME Live Cattle Future +	ADM	(1,662,780)	December-20	(23,684)
(40)	Comex Copper Future +	ADM	(3,032,500)	December-20	(178,406)
(1)	Dax Index Future	ADM	(374,633)	December-20	12,224
(7)	E-Mini Russell 2000 Index Future	ADM	(526,540)	December-20	15,113
(7)	Euro FX Currency Future	ADM	(1,026,856)	December-20	8,531
(11)	FTSE 100 Index Future	ADM	(830,708)	December-20	31,244
(2)	FTSE/MIB Index Future	ADM	(222,393)	December-20	10,035
(6)	Hang Seng Index Future	ADM	(906,968)	October-20	(7,226)
(2)	Ibex 35 Index Future	ADM	(157,848)	October-20	7,214
(2)	LME Aluminum Forward Future +	ADM	(87,663)	November-20	1,896
(1)	LME Aluminum Forward Future +	ADM	(43,919)	November-20	534

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

					Unrealized
			Notional		Appreciation /
Short Contracts		Counterparty	Amount ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.6% (Continued)
(3)	LME Aluminum Forward Future +	ADM	(131,896)	December-20	$4,682
(2)	LME Aluminum Forward Future +	ADM	(87,949)	December-20	2,816
(6)	LME Copper Forward Future +	ADM	(1,000,793)	October-20	(50,543)
(1)	LME Copper Forward Future +	ADM	(166,905)	November-20	(8,430)
(2)	LME Copper Forward Future +	ADM	(333,600)	November-20	825
(4)	LME Copper Forward Future +	ADM	(667,475)	December-20	10,325
(4)	LME Copper Forward Future +	ADM	(667,025)	December-20	(2,225)
(15)	Mexican Peso Future	ADM	(336,375)	December-20	4,161
(13)	Nikkei 225 (SGX) Index Future	ADM	(1,429,286)	December-20	(10,084)
(2)	NYBOT CSC Coffee Future +	ADM	(83,213)	December-20	1,885
(12)	NYBOT CSC Number 11 World Sugar Future +	ADM	(181,574)	December-20	(3,934)
(4)	NYBOT CTN Number 2 Cotton Future +	ADM	(131,580)	December-20	(2,122)
(16)	NYMEX Henry Hub Natural Gas Futures +	ADM	(498,720)	November-20	26,094
(15)	NYMEX Light Sweet Crude Oil Future +	ADM	(603,300)	October-20	(16,429)
(16)	NYMEX NY Harbor ULSD Futures +	ADM	(774,278)	October-20	(13,066)
(18)	NYMEX RBOB Futures +	ADM	(893,290)	October-20	(28,274)
(8)	S&P/TSX 60 Index Future	ADM	(1,151,713)	December-20	2,671
(15)	S&P 500 EMINI Future	ADM	(2,514,000)	December-20	(14,695)
(10)	SPI 200 Future	ADM	(1,039,646)	December-20	16,702
(7)	TOPIX Index Future	ADM	(1,078,224)	December-20	(16,028)
	Net Unrealized Depreciation From Open Short Futures Contracts				$(248,036)
	Total Unrealized Depreciation from Open Futures Contracts				$(257,992)

+	All or a portion of this investment is a holding of the RNW Fund, Ltd.

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 90.7%
	CDO - 1.6%
1,761,382	Aspen Funding I Ltd. (b) **		9.0600	7/10/2037	$1,825,158
5,812,501	Fulton Street CDO Ltd. (b,c) **	US0003M + 0.42	1.5553	4/20/2032	3,286,969
643,125	Soloso CDO 2007-1 Ltd. (b,h) **		—	2/15/2037	444,097
200,000	Tropic CDO V Ltd. (b,h) **		—	7/15/2036	140,161
					5,696,385
	COLLATERALIZED MORTGAGE OBLIGATIONS - 66.1%
178,734	Adjustable Rate Mortgage Trust 2005-10 (a)		3.1900	1/25/2036	164,144
251,061	Adjustable Rate Mortgage Trust 2005-10 (c)	US0001M + 0.54	0.6881	1/25/2036	236,143
239,478	Adjustable Rate Mortgage Trust 2005-2 (a)		3.6848	6/25/2035	236,408
267,312	Adjustable Rate Mortgage Trust 2005-5 (a)		3.8237	9/25/2035	248,351
117,079	Alternative Loan Trust 2003-J3		5.2500	11/25/2033	119,836
515,691	Alternative Loan Trust 2004-2CB		5.0000	8/25/2054	498,997
5,956	Alternative Loan Trust 2004-33 (a)		3.8856	12/25/2034	5,980
108,098	Alternative Loan Trust 2005-17 (c)	US0001M + 0.56	0.7081	7/25/2035	75,769
1,092,768	Alternative Loan Trust 2005-43 (a)		3.1902	9/25/2035	1,029,571
139,009	Alternative Loan Trust 2005-51 (c)	US0001M + 0.6	0.7558	11/20/2035	127,025
128,960	Alternative Loan Trust 2005-63 (a)		3.7778	12/25/2035	122,499
130,762	Alternative Loan Trust 2006-Oc11		0.3181	1/25/2037	142,620
510,920	Alternative Loan Trust 2007-5CB (c)(g)	US0001M + 5.65	5.5019	4/25/2037	137,734
414,516	Alternative Loan Trust 2007-5CB		—	4/25/2037	144,015
1,193,804	Alternative Loan Trust Resecuritization 2005-12R		6.0000	11/25/2034	1,194,242
628,544	American Home Mortgage Assets Trust 2006-1 (c)	US0001M + 0.19	0.3381	5/25/2046	535,381
72,823	American Home Mortgage Investment Trust 2004-1 (c)	US0001M + 0.9	1.0481	4/25/2044	69,756
316,447	American Home Mortgage Investment Trust 2005-2 (d)		5.8280	9/25/2035	265,436
443,040	American Home Mortgage Investment Trust 2006-2 (c)	US0001M + 0.22	0.3681	6/25/2036	28,416
1,205,151	American Home Mortgage Investment Trust 2006-3 (c)	US0001M + 0.38	0.5281	12/25/2046	1,164,083
282,994	Banc of America Alternative Loan Trust 2005-12		5.7500	1/25/2036	299,590
457,638	Banc of America Alternative Loan Trust 2005-3 (c)	US0001M + 0.5	0.6481	4/25/2035	368,830
134,552	Banc of America Alternative Loan Trust 2005-5		6.0000	6/25/2035	135,373
318,745	Banc of America Alternative Loan Trust 2006-4		6.0000	5/25/2046	289,830
623,691	Banc of America Funding 2004-B Trust (a)		2.3104	12/20/2034	536,921
147,118	Banc of America Funding 2005-8 Trust		—	1/25/2036	110,191
207,642	Banc of America Funding 2005-E Trust (c)	COF 11 + 1.43	2.1120	6/20/2035	170,362
663,506	Banc of America Funding 2006-B Trust (a)		3.9333	3/20/2036	621,461
289,114	Banc of America Funding 2006-C Trust (a)		3.8507	4/20/2036	281,840
195,666	Banc of America Funding 2006-D Trust (a)		3.4990	5/20/2036	183,598
243,869	Banc of America Funding 2006-F Trust (a)		4.0038	7/20/2036	254,413
177,710	Banc of America Funding 2007-4 Trust		5.5000	11/25/2034	177,135
161,754	Banc of America Funding 2007-7 Trust (h)		—	9/25/2037	100,644
247,647	Banc of America Funding 2007-C Trust (c)	US0001M + 0.27	0.4263	5/20/2047	234,708
146,133	Banc of America Funding 2016-R2 Trust (a)(b)		4.7000	5/1/2033	139,783
107,604	Banc of America Mortgage 2005-A Trust (a)		3.7109	2/25/2035	107,044
2,457,008	Banc of America Mortgage 2005-I Trust (a)		3.4338	10/25/2035	2,288,784
199,669	Banc of America Mortgage 2006-A Trust (a)		3.8158	2/25/2036	169,935
177,734	Banc of America Mortgage 2006-B Trust (a)		3.6453	11/20/2046	169,284
39,024	Banc of America Mortgage Trust 2005-3		5.5000	3/25/2035	38,723
6,052,312	BCAP LLC 2011-RR11-I Trust (a)(b)		3.5426	6/27/2036	5,775,259
3,772,576	BCAP LLC 2011-RR4-I Trust (b)		5.2500	4/26/2037	2,858,451
345,566	BCAP LLC Trust 2007-AA2		6.0000	3/25/2022	348,049
390,561	Bear Stearns ALT-A Trust 2004-11 (a)		3.3784	11/25/2034	372,940
55,820	Bear Stearns ALT-A Trust 2004-11 (a)		3.8397	11/25/2034	54,615
22,669	Bear Stearns ALT-A Trust 2004-9 (a)		3.4947	9/25/2034	23,939
6,065,282	Bear Stearns ALT-A Trust 2005-10 (c)	US0001M + 0.5	0.6481	1/25/2036	6,865,160
144,085	Bear Stearns ALT-A Trust 2005-10 (a)		3.4783	1/25/2036	135,164
143,568	Bear Stearns ALT-A Trust 2005-4		3.4218	5/25/2035	140,106
3,136,284	Bear Stearns ALT-A Trust 2006-1 (c)	US0001M + 0.48	0.6281	2/25/2036	3,047,937
3,238,293	Bear Stearns ALT-A Trust 2006-2 (c)	US0001M + 0.44	0.5881	4/25/2036	3,945,096
291,269	Bear Stearns ALT-A Trust 2006-3 (c)	US0001M + 0.38	0.5281	5/25/2036	323,260
128,470	Bear Stearns ALT-A Trust 2006-3 (a)		3.8073	5/25/2036	100,255
584,857	Bear Stearns ALT-A Trust 2006-3 (a)		3.8440	5/25/2036	395,996
1,378,000	Bear Stearns ALT-A Trust 2006-R1 (a)		3.4255	8/25/2036	1,379,594
52,415	Bear Stearns ALT-A Trust II 2007-1 (a)		3.4386	9/25/2047	35,309
55,449	Bear Stearns ARM Trust 2003-8 (a)		4.0000	1/25/2034	52,334
18,946	Bear Stearns ARM Trust 2004-1 (a)		3.5126	4/25/2034	18,461
96,858	Bear Stearns ARM Trust 2004-10 (a)		4.0742	1/25/2035	98,848
2,108,736	Bear Stearns ARM Trust 2004-12 (a)		3.6325	2/25/2036	1,768,352
432,304	Bear Stearns ARM Trust 2005-8 (a)(b)		4.1758	8/25/2035	423,094
233,545	Bear Stearns Asset Backed Securities I Trust 2005-AC5 (c)	US0001M + 1	1.1481	8/25/2035	172,026
148,822	Bear Stearns Mortgage Funding Trust 2006-AR5 (c)	US0001M + 0.19	0.3381	1/25/2037	131,090
41,141	Bear Stearns Mortgage Securities, Inc. (a)		6.2956	3/25/2031	41,181
226,129	Chase Mortgage Finance Trust Series 2005-S1		5.0000	5/25/2035	225,768
98,011	CHL Mortgage Pass-Through Trust 2004-8		0.0001	7/25/2034	78,156

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 90.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 66.1% (Continued)
4,883	CHL Mortgage Pass-Through Trust 2005-11 (c)	US0001M + 0.32	0.4681	4/25/2035	$3,085
199,733	CHL Mortgage Pass-Through Trust 2005-15		5.1000	8/25/2035	196,580
3,465	CHL Mortgage Pass-Through Trust 2005-7 (c)	US0001M + 0.72	0.8681	3/25/2035	1,355
344,666	CHL Mortgage Pass-Through Trust 2005-J2		5.0000	8/25/2035	272,514
693,333	CitiCorp. Mortgage Securities, Inc.		5.5000	3/25/2035	687,798
245,493	CitiCorp. Mortgage Securities Trust Series 2006-1		6.0000	2/25/2036	256,155
230,718	Citigroup Mortgage Loan Trust 2004-HYB2 (a)		4.0203	3/25/2034	227,779
127,136	Citigroup Mortgage Loan Trust 2005-11 (c)	H15T1Y + 2.4	4.1900	11/25/2035	121,579
611,915	Citigroup Mortgage Loan Trust 2006-AR2 (a)		3.9375	3/25/2036	576,869
204,762	Citigroup Mortgage Loan Trust 2006-AR5 (a)		3.2329	7/25/2036	185,534
51,985	Citigroup Mortgage Loan Trust 2007-10 (a)		3.7391	9/25/2037	51,565
2,920,417	Citigroup Mortgage Loan Trust 2008-RR1 (b) (c)	US0001M + 0.07	0.2181	1/25/2037	2,549,531
431,441	Citigroup Mortgage Loan Trust 2013-8 (a)(b)		3.5467	11/25/2036	355,921
1,126,578	Citigroup Mortgage Loan Trust, Inc. (a)		5.7500	11/25/2035	995,108
28,542	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	1/25/2037	28,652
122,427	Credit Suisse First Boston Mortgage Securities Corp. (a)		3.9105	11/25/2032	119,154
31,176	Credit Suisse First Boston Mortgage Securities Corp. (a)		3.9105	11/25/2032	29,598
507,742	Credit Suisse First Boston Mortgage Securities Corp. (a)(b)		0.7980	3/25/2032	466,034
889,079	Credit Suisse First Boston Mortgage Securities Corp.		5.5000	8/25/2025	871,586
854,593	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-29		7.0000	10/25/2032	883,960
103,292	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.5000	12/25/2033	106,949
367,845	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5 (a)		3.4258	6/25/2034	366,706
1,360,777	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9 (c)	US0001M + 0.35	0.4981	10/25/2035	1,122,897
2,869,210	CSMC Mortgage-Backed Trust 2006-9		6.5000	11/25/2036	2,343,739
399,235	CSMC Mortgage-Backed Trust 2007-1		6.0000	2/25/2037	359,984
782,190	CSMC Mortgage-Backed Trust 2007-3 (a)		5.8368	4/25/2037	337,154
787,045	CSMC Mortgage-Backed Trust 2007-3		5.0000	4/25/2037	788,805
332,642	CSMC Mortgage-Backed Trust 2007-3 (c)	US0001M + 0.25	0.3981	4/25/2037	276,662
415,114	CSMC Mortgage-Backed Trust 2007-4 (c)	US0001M + 0.4	0.5481	6/25/2037	295,529
71,452	CSMC Mortgage-Backed Trust 2007-5		6.0000	4/25/2029	70,508
184,069	CSMC Series 2011-6R (a)(b)		3.8153	4/28/2037	180,317
194,444	CSMC Series 2014-4R (b) (c)	US0001M + 0.2	0.3751	2/27/2036	188,047
273,033	Deutsche Alt-B Securities Inc. Mortgage Loan Trust Series 2006-AB2 (a)		5.0322	6/25/2036	264,161
44,421	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1 (a)		5.5000	9/25/2033	39,073
1,231,566	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4 (c)	US0001M + 0.35	0.4981	6/25/2034	1,149,130
215,981	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2006-PR1 (b) (c)	US0001M + 0.28	0.4324	4/15/2036	174,927
357,686	DSLA Mortgage Loan Trust 2004-AR1 (c)	US0001M + 0.84	0.9962	9/19/2044	333,696
55,167	DSLA Mortgage Loan Trust 2004-AR1 (c)	US0001M + 0.82	0.9763	9/19/2044	51,800
22,347	DSLA Mortgage Loan Trust 2004-AR1 (c)	US0001M + 0.84	0.9962	9/19/2044	20,526
2,393,534	DSLA Mortgage Loan Trust 2004-AR4 (c)	US0001M + 0.35	0.5063	1/19/2045	2,074,416
3,240,882	DSLA Mortgage Loan Trust 2007-AR1 (c)	US0001M + 0.14	0.2963	4/19/2047	2,727,825
46,880	First Horizon Alternative Mortgage Securities Trust 2005-AA1 (a)		2.9299	3/25/2035	36,880
1,803,506	First Horizon Alternative Mortgage Securities Trust 2005-AA3 (a)		3.1344	5/25/2035	1,302,968
723,730	First Horizon Asset Securities, Inc. (a)		4.2500	1/25/2036	568,358
53,556	First Horizon Mortgage Pass-Through Trust 2000-H (a)		3.7213	5/25/2030	51,007
33,749	First Horizon Mortgage Pass-Through Trust 2000-H (a)		3.2332	5/25/2030	31,081
168,172	First Horizon Mortgage Pass-Through Trust 2004-FL1 (c)	US0001M + 0.27	0.4181	2/25/2035	154,189
450,499	First Horizon Mortgage Pass-Through Trust 2005-AR4 (a)		3.0967	10/25/2035	438,144
1,266,076	Global Mortgage Securitization Ltd. (b) (c)	US0001M + 0.32	0.4681	11/25/2032	1,187,863
343,965	GMACM Mortgage Loan Trust 2005-AR6 (a)		3.9625	11/19/2035	304,736
833,651	GreenPoint Mortgage Funding Trust 2005-AR4 (c)	US0001M + 0.52	0.6681	10/25/2045	806,140
568,709	GreenPoint Mortgage Funding Trust 2005-AR4 (c)	US0001M + 0.2	0.3481	10/25/2045	500,768
452,804	GreenPoint Mortgage Funding Trust 2005-AR5 (c)	US0001M + 0.54	0.6881	11/25/2045	387,416
383,956	GreenPoint Mortgage Funding Trust 2005-AR5 (c)	US0001M + 0.56	0.7081	11/25/2045	293,236
1,327,643	GreenPoint Mortgage Funding Trust 2006-AR2 (c)	12MTA + 2.00	3.0193	3/25/2036	1,266,193
143,133	GreenPoint Mortgage Funding Trust 2006-AR3 (c)	US0001M + 0.21	0.3581	4/25/2036	135,470
37	GreenPoint Mortgage Funding Trust Series 2006-AR5 (c)	US0001M + 0.08	0.2281	10/25/2046	—
773,405	GreenPoint Mortgage Loan Trust 2004-1 (c)	US0001M + 0.58	0.7231	10/25/2034	681,119
176,629	GSMPS Mortgage Loan Trust (a)(b)		7.7500	5/19/2027	176,688
43,078	GSR Mortgage Loan Trust 2003-1 (a)		2.9300	3/25/2033	42,155
201,934	GSR Mortgage Loan Trust 2003-1 (a)		3.5632	3/25/2033	188,875
192,393	GSR Mortgage Loan Trust 2005-8F		5.0000	11/25/2035	185,795
182,763	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/2035	192,230
701,567	GSR Mortgage Loan Trust 2005-AR5		3.5835	10/25/2035	696,304
883,324	GSR Mortgage Loan Trust 2007-1F		6.0000	1/25/2037	778,286
42,940	GSR Mortgage Loan Trust 2007-1F		5.5000	1/25/2037	48,239
3,575,157	GSR Mortgage Loan Trust 2007-3F		5.7500	5/25/2037	4,788,578
1,566,845	GSR Mortgage Loan Trust 2007-AR1 (a)		3.6694	3/25/2037	1,417,907
107,189	GSR Mortgage Loan Trust 2007-AR1 (a)		2.8274	3/25/2037	107,837
143,665	HarborView Mortgage Loan Trust 2003-1 (a)		3.5651	5/19/2033	137,692
771,636	HarborView Mortgage Loan Trust 2004-1 (a)		2.6878	4/19/2034	635,862
2,185,652	HarborView Mortgage Loan Trust 2004-8 (c)	US0001M + 0.80	0.9563	11/19/2034	2,047,786

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 90.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 66.1% (Continued)
157,291	HarborView Mortgage Loan Trust 2004-9 (c)	US0001M + 0.78	0.9362	12/19/2034	$141,458
6,546	HarborView Mortgage Loan Trust 2005-1 (c)	US0001M + 0.66	0.8162	3/19/2035	4,403
71,209	HarborView Mortgage Loan Trust 2005-14 (a)		3.4437	12/19/2035	67,535
269,388	HarborView Mortgage Loan Trust 2005-14 (a)		3.2908	12/19/2035	254,002
2,733,235	HarborView Mortgage Loan Trust 2005-2 (c)	US0001M + 0.52	0.6762	5/19/2035	1,420,054
650,089	HarborView Mortgage Loan Trust 2005-4 (a)		3.3400	7/19/2035	647,227
32,722	HarborView Mortgage Loan Trust 2005-8 (c)	US0001M + 0.66	0.8162	9/19/2035	27,526
55,784	Impac CMB Trust Series 2003-11 (c)	US0001M + 4.50	4.6481	10/25/2033	54,194
3,633	Impac CMB Trust Series 2003-8 (c)	US0001M + 2.63	2.7731	10/25/2033	3,599
6,611	Impac CMB Trust Series 2003-8 (c)	US0001M + 4.50	4.6481	10/25/2033	6,328
291,934	Impac CMB Trust Series 2004-10 (c)	US0001M + 0.80	0.9481	3/25/2035	264,054
61,992	Impac CMB Trust Series 2004-10 (c)	US0001M + 1.50	1.6481	3/25/2035	58,407
228,485	Impac CMB Trust Series 2004-10 (c)	US0001M + 2.78	2.9231	3/25/2035	226,159
191,109	IndyMac INDA Mortgage Loan Trust 2005-AR1 (a)		3.9619	11/25/2035	183,386
38,265	IndyMac INDA Mortgage Loan Trust 2005-AR2 (a)		3.9033	1/25/2036	36,797
1,687,522	IndyMac INDX Mortgage Loan Trust 2004-AR2 (a)		3.5286	6/25/2034	1,696,940
178,482	IndyMac INDX Mortgage Loan Trust 2006-AR2 (c)	US0001M + 0.21	0.3581	2/25/2046	142,818
1,702,471	Jefferies Resecuritization Trust 2009-R7 (a)(b)		3.1900	10/21/2035	1,763,354
206,381	JP Morgan Alternative Loan Trust (d)		6.1900	5/25/2036	197,914
525,679	JP Morgan Alternative Loan Trust		5.0000	12/25/2035	521,933
352,807	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/2034	355,157
98,364	JP Morgan Mortgage Trust 2004-S2		5.5000	11/25/2024	99,228
3,817,326	JP Morgan Mortgage Trust 2005-A6 (a)		2.9337	8/25/2035	3,634,785
1,250,250	JP Morgan Mortgage Trust 2005-A8 (a)		3.7893	11/25/2035	1,129,347
331,759	JP Morgan Mortgage Trust 2006-A6 (a)		3.6196	10/25/2036	294,850
103,630	JP Morgan Mortgage Trust 2007-A2 (a)		3.5092	4/25/2037	87,514
497,169	Lehman Mortgage Trust 2006-7 (a)		4.8784	9/25/2036	193,046
232,760	Lehman Mortgage Trust 2007-3 (h)		—	3/25/2037	178,419
165,479	Lehman XS Trust 2007-5H (a)		2.7670	5/25/2037	151,197
701,040	Lehman XS Trust Series 2005-5N (c)	US0001M + 0.36	0.5081	11/25/2035	595,696
442,563	Lehman XS Trust Series 2006-2N (c)	US0001M + 0.26	0.4081	2/25/2046	389,939
565,947	Luminent Mortgage Trust 2006-7 (c)	US0001M + 0.36	0.5081	12/25/2036	519,778
28,987	Luminent Mortgage Trust 2006-7 (c)	US0001M + 0.17	0.3181	12/25/2036	26,674
861,277	Luminent Mortgage Trust 2007-2 (c)	US0001M + 0.23	0.3781	5/25/2037	781,453
350,000	MASTR Adjustable Rate Mortgages Trust 2004-11 (c)	US0001M + 1.75	1.8981	11/25/2034	329,506
1,249,005	MASTR Adjustable Rate Mortgages Trust 2004-14 (c)	US0001M + 3.40	3.5481	1/25/2035	1,022,239
4,479,902	MASTR Adjustable Rate Mortgages Trust 2006-OA2 (c)	12MTA + 0.80	1.8193	12/25/2046	7,850,040
595,710	MASTR Adjustable Rate Mortgages Trust 2006-OA2 (c)	12MTA + 0.80	1.8193	12/25/2046	1,103,922
5,878,612	MASTR Adjustable Rate Mortgages Trust 2006-OA2 (c)	12MTA + 0.85	1.8693	12/25/2046	10,958,972
3,594,606	MASTR Adjustable Rate Mortgages Trust 2006-OA2 (c)	12MTA + 1.20	2.2193	12/25/2046	6,718,424
54,899	MASTR Adjustable Rate Mortgages Trust 2007-1 (c)	US0001M + 0.16	0.3081	1/25/2047	62,040
6,243,377	MASTR Adjustable Rate Mortgages Trust 2007-1 (c)	12MTA + 0.74	1.7593	1/25/2047	10,867,549
185,980	MASTR Adjustable Rate Mortgages Trust 2007-3 (c)	US0001M + 0.68	0.8281	5/25/2047	195,507
904,350	MASTR Alternative Loan Trust 2004-13		5.5000	1/25/2035	743,293
78,571	MASTR Asset Securitization Trust 2004-3		5.2500	3/25/2024	78,908
83,083	MASTR Seasoned Securitization Trust 2003-1 (c)	US0001M + 0.4	0.5481	2/25/2033	73,583
160,512	Mellon Residential Funding Cor Mor Pas Thr Tr Ser 1999-tbc3 (a)(b)		2.6100	10/20/2029	142,613
96,245	Mellon Residential Funding Cor Mor Pas Thr Tr Ser 1999-tbc3 (a)(b)		2.6100	10/20/2029	85,505
194,288	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 (a)		3.5877	4/25/2037	190,221
1,963	Merrill Lynch Mortgage Investors Trust Series 2005-A3 (c)	US0001M + 0.27	0.4181	4/25/2035	1,960
1,031,094	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-2		2.7474	6/25/2037	986,874
1,889,624	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A7 (a)		3.2535	9/25/2035	1,723,379
441,857	Morgan Stanley Mortgage Loan Trust 2005-10		5.5000	12/25/2035	368,881
209,306	Morgan Stanley Mortgage Loan Trust 2005-4		5.0000	8/25/2035	210,478
210,029	Morgan Stanley Mortgage Loan Trust 2006-2		5.2500	2/25/2021	206,485
19,828	Morgan Stanley Mortgage Loan Trust 2006-7		5.0000	6/25/2021	16,246
339,025	Mortgage Loan Resecuritization Trust (b) (c)	US0001M + 0.34	0.4951	4/16/2036	299,050
463,355	Mortgage Loan Trust Series 2004-3 (c)	US0001M + 1.88	2.0231	5/25/2034	453,121
2,600,192	MortgageIT Mortgage Loan Trust 2006-1 (c)	US0001M + 0.20	0.3481	4/25/2036	2,002,088
2,000,000	New Residential Mortgage Loan Trust 2018-NQM1 (a)(b)		5.2830	11/25/2048	1,992,344
12,610,134	New Residential Mortgage Loan Trust 2019-5 (a)(b)(g)		0.5000	8/25/2059	346,779
17,722,898	New Residential Mortgage Loan Trust 2019-5 (a)(b)(g)		0.7500	8/25/2059	753,223
438,718	New York Mortgage Trust 2006-1 (a)		3.7628	5/25/2036	395,729
183,919	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR1 (c)	US0001M + 1.02	1.1681	8/25/2034	193,487
467,440	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AF1 (a)		4.3269	6/25/2036	470,279
95,041	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 (d)		5.9570	3/25/2047	98,915
1,208,275	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 (d)		6.1380	3/25/2047	1,257,344
238,210	NovaStar Mortgage Funding Trust Series 2006-MTA1 (c)	US0001M + 0.38	0.5281	9/25/2046	226,803
299,069	Prime Mortgage Trust 2004-1		5.2500	8/25/2034	307,732
108,630	Prime Mortgage Trust 2005-4		5.2500	10/25/2020	112,431
2,624,355	Prime Mortgage Trust 2006-DR1 (b)		5.5000	5/25/2035	2,177,616
734,905	Prime Mortgage Trust 2006-DR1 (b)		6.0000	5/25/2035	608,480

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 90.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 66.1% (Continued)
730,572	RALI Series 2004-QA4 Trust (a)		0.2675	9/25/2034	$655,391
236,790	RALI Series 2004-QA4 Trust (a)		4.1527	9/25/2034	234,925
84,392	RALI Series 2004-QA6 Trust (a)		3.8826	12/26/2034	69,743
2,161,302	RALI Series 2005-QA12 Trust (a)		4.8238	12/25/2035	2,027,098
239,136	RALI Series 2005-QA2 Trust (a)		3.9074	2/25/2035	205,753
409,000	RALI Series 2005-QA3 Trust (a)		3.9500	3/25/2035	129,174
146,235	RALI Series 2005-QA6 Trust (a)		4.1416	5/25/2035	96,221
590,559	RALI Series 2005-QA8 Trust (a)		3.8282	7/25/2035	434,362
151,343	RALI Series 2005-QA8 Trust (a)		3.5598	7/25/2035	135,605
197,192	RALI Series 2005-QA9 Trust (a)		3.5602	8/25/2035	108,281
934,761	RALI Series 2005-QO4 Trust (c)	US0001M + 0.56	0.7081	12/25/2045	740,020
2,095,899	RALI Series 2005-QS5 Trust		5.7000	4/25/2035	2,140,334
37,360	RALI Series 2006-QA1 Trust (a)		5.5059	1/25/2036	32,729
205,448	RALI Series 2006-QA2 Trust (a)		5.5448	2/25/2036	166,575
128,086	RALI Series 2006-QS10 Trust		6.0000	8/25/2036	127,100
95,997	RALI Series 2006-QS12 Trust		5.0000	9/25/2036	89,492
710,799	RALI Series 2007-QH4 Trust (c)	US0001M + 0.19	0.3381	5/25/2037	657,431
216,813	RAMP Series 2003-SL1 Trust		8.0000	4/25/2031	220,679
800,907	RAMP Series 2004-SL1 Trust		6.5000	11/25/2031	780,817
332,249	RAMP Series 2004-SL4 Trust		7.5000	7/25/2032	216,593
262,477	RAMP Series 2005-SL1 Trust		7.5000	5/25/2032	264,570
696,619	RAMP Series 2005-SL1 Trust		8.0000	5/25/2032	555,828
1,018,443	RBSGC Mortgage Loan Trust 2005-A		6.0000	4/25/2035	1,032,935
2,026,702	RBSSP Resecuritization Trust 2009-6 (b)		6.0000	8/26/2035	1,395,362
195,793	Reperforming Loan REMIC Trust 2004-R1 (b)		6.5000	11/25/2034	195,555
759,371	Reperforming Loan REMIC Trust 2006-R2 (b) (c)	US0001M + 0.42	0.5681	7/25/2036	682,211
307,784	Residential Asset Securitization Trust 2004-A2 (c)	US0001M + 0.55	0.6981	5/25/2034	291,598
1,532,207	RFMSI Series 2005-SA1 Trust (a)		3.4334	3/25/2035	1,264,726
5,015	RFMSI Series 2005-SA2 Trust (a)		3.6900	6/25/2035	4,990
1,462,358	RFMSI Series 2005-SA5 Trust (a)		4.1709	11/25/2035	1,382,280
3,473,660	RFMSI Series 2006-SA2 Trust (a)		4.9323	8/25/2036	3,190,638
305,101	Sequoia Mortgage Trust 2007-1 (a)		3.7024	1/20/2047	262,004
197,123	Sofi Mortgage Trust 2016-1 (a)(b)		3.0000	11/25/2046	196,262
373,012	Structured Adjustable Rate Mortgage Loan Trust (c)	US0001M + 0.31	0.4581	7/25/2035	269,569
1,898,727	Structured Adjustable Rate Mortgage Loan Trust (c)	US0001M + 0.41	0.5531	6/25/2034	1,783,450
124,861	Structured Adjustable Rate Mortgage Loan Trust (c)	US0001M + 0.31	4.1464	3/25/2034	121,916
521,079	Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS (c)	US0001M + 0.32	0.4681	10/25/2035	494,872
383,137	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 (a)		3.8153	4/25/2047	373,105
285,262	Structured Asset Mortgage Investments II Trust 2004-AR6 (c)	US0001M + 0.40	0.5563	2/19/2035	263,498
1,466,771	Structured Asset Mortgage Investments II Trust 2005-AR2 (c)	US0001M + 0.46	0.6081	5/25/2045	1,047,685
194,091	Structured Asset Mortgage Investments II Trust 2006-AR2 (c)	US0001M + 0.23	0.3781	2/25/2036	169,173
174,446	Structured Asset Mortgage Investments II Trust 2006-AR3 (a)		3.1614	5/25/2036	105,727
512,939	Structured Asset Mortgage Investments II Trust 2006-AR5 (c)	US0001M + 0.21	0.3581	5/25/2046	442,126
2,473,170	Structured Asset Mortgage Investments II Trust 2006-AR5 (c)	US0001M + 0.21	0.3581	5/25/2046	1,584,495
76,917	Structured Asset Mortgage Investments II Trust 2006-AR6 (c)	US0001M + 0.19	0.3381	7/25/2046	57,841
253,318	Structured Asset Mortgage Investments II Trust 2007-AR1 (c)	US0001M + 0.18	0.3281	1/25/2037	216,981
996,678	Structured Asset Mortgage Investments II Trust 2007-AR2 (c)	US0001M + 0.26	0.4081	3/25/2037	483,157
98,570	Structured Asset Mortgage Investments II Trust 2007-AR2 (c)	US0001M + 0.30	0.4481	2/25/2037	90,558
812,954	Structured Asset Mortgage Investments Trust 2002-AR5 (c)	US0001M + 1.20	1.3562	5/19/2033	715,050
2,706	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2001-14a (a)		3.4903	7/25/2032	2,505
156,590	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-21A (a)		3.7170	11/25/2032	152,614
635,932	Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-RF3 (a)(b)		4.0326	10/25/2036	628,302
159,939	Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003 (d)		4.2069	8/25/2033	163,061
1,193,598	TBW Mortgage-Backed Trust 2006-6 (d)		5.6600	1/25/2037	496,620
454,488	Terwin Mortgage Trust 2007-6ALT (b) (c)	US0001M + 0.30	0.4481	8/25/2038	373,822
201,476	Thornburg Mortgage Securities Trust 2007-3 (c)	US0012M + 1.25	1.6217	6/25/2047	193,447
21,454,795	Voyager CNTYW Delaware Trust (a)(b)		0.3524	5/16/2036	18,879,791
2,808,008	Voyager CNTYW Delaware Trust (a)(b)		0.3924	2/16/2036	2,526,490
9,045,776	Voyager CNTYW Delaware Trust (a)(b)		0.3924	2/16/2036	8,013,922
2,323,290	Voyager CNTYW Delaware Trust (a)(b)		0.4524	12/16/2033	2,169,774
171,102	Voyager OPTONE Delaware Trust (a)(b)(g)		0.3981	2/25/2038	59,134
236,336	Wachovia Mortgage Loan Trust LLC Series 2006-A Trust (a)		3.4624	5/20/2036	235,902
159,666	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 Trust (a)		4.3700	10/25/2032	150,125
506,669	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 Trust (a)		3.8450	2/25/2033	483,993
207,696	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust (c)	12MTA + 1.40	2.5707	6/25/2042	189,390
209,750	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust (c)	12MTA + 1.40	2.5707	6/25/2042	181,640
103,601	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 Trust (c)	12MTA + 1.40	2.5707	8/25/2042	96,252
286,721	WaMu Mortgage Pass-Through Certificates Series 2002-S8 Trust		5.7500	1/25/2033	294,401
87,911	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust (a)		4.1542	10/25/2033	87,118
350,715	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust (a)		3.4964	9/25/2033	333,499
1,408,901	WaMu Mortgage Pass-Through Certificates Series 2003-S4 (a)		5.6317	6/25/2033	789,836
86,617	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 Trust (a)		3.4989	10/25/2036	76,525

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 90.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS - 66.1% (Continued)
3,481,929	WaMu Mortgage Pass-Through Certificates Series 2006-AR7 Trust (c)	12MTA + 0.98	2.1507	7/25/2046	$3,157,177
94,986	WaMu Pass Through Certificates Series 2002-AR12 Trust (a)		4.2000	10/25/2032	86,120
139,147	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust		5.5000	3/25/2035	139,959
438,697	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-2 Trust		6.0000	3/25/2036	384,089
2,710,848	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR1 Trust (c)	US0001M + 0.25	0.3981	2/25/2036	2,226,151
85,379	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust (c)	12MTA + 0.94	2.1107	4/25/2046	76,222
536,763	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 Trust (c)	12MTA + 0.94	2.1107	7/25/2046	367,956
888,653	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 Trust (c)	12MTA + 0.96	2.1307	8/25/2046	585,709
71,418	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR8 Trust (c)	12MTA + 0.85	2.0207	10/25/2046	61,999
53,124	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS4 (b)		6.5000	10/19/2029	52,688
53,123	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS4 (b)		6.5000	10/19/2029	52,635
92,205	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-AR1 Trust (a)		3.4940	2/25/2033	91,512
867,758	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-AR2 Trust (a)		2.9468	5/25/2033	816,304
1,102,058	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA2 Trust (a)		7.0000	7/25/2033	1,107,488
21,986	Wells Fargo Mortgage Backed Securities 2003-I Trust (a)		3.0171	9/25/2033	16,921
103,517	Wells Fargo Mortgage Backed Securities 2004-K Trust (a)		3.0103	7/25/2034	102,565
					229,675,665
	HOME EQUITY - 11.4%
1,291,012	ABFS Mortgage Loan Trust 2003-1 (c)	US0001M + 2.25	2.4024	8/15/2033	1,281,786
892,823	Accredited Mortgage Loan Trust 2005-1 (c)	US0001M + 3.30	3.4481	4/25/2035	899,115
9,457	ACE Securities Corp. Home Equity Loan Trust Series 2007-WM1 (c)	US0001M + 0.07	0.2181	11/25/2036	5,021
252,630	ACE Securities Corp. Home Equity Loan Trust Series 2007-WM2 (c)	US0001M + 0.18	0.3281	2/25/2037	135,855
64,200	Aegis Asset Backed Securities Trust 2004-6 (c)	US0001M + 1	1.1481	3/25/2035	62,269
72,579	AFC Home Equity Loan Trust (c)	US0001M + 0.72	0.8681	9/22/2028	71,405
1,209,123	AFC Trust Series 2000-2 (c)	US0001M + 0.79	0.9381	6/25/2030	1,131,636
569,340	AFC Trust Series 2000-2 (c)	US0001M + 0.70	0.8481	6/25/2030	528,345
999,708	AFC Trust Series 2000-3 (b) (c)	US0001M + 0.75	0.8981	10/25/2030	935,828
176,100	AFC Trust Series 2000-3 (b) (c)	US0001M + 0.64	0.7881	10/25/2030	165,375
7,838	American Home Mortgage Investment Trust 2004-4 (c)	US0001M + 0.2	0.3481	9/25/2030	7,767
295,097	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 AR1 (c)	US0001M + 4.50	3.7734	1/25/2033	300,445
9,102	Asset Backed Securities Corp. Home Equity Loan Trust Series AMQ 2007-HE2 (c)	US0001M + 0.08	0.2281	5/25/2037	7,421
72,731	Asset-Backed Pass Through Certificates 2002-3 (c)	US0001M + 2.85	2.9981	8/25/2032	72,632
376,589	Bayview Financial Asset Trust 2007-SSR1 (b)(c)	US0001M + 0.80	1.7466	3/25/2037	347,735
773,311	Bear Stearns Asset Backed Securities I Trust 2005-HE6 (c)	US0001M + 1.01	1.1531	6/25/2035	772,200
3,547,332	Bear Stearns Asset Backed Securities I Trust 2005-TC2 (b) (c)	US0001M + 4.50	4.6481	8/25/2035	3,801,496
415,547	Bear Stearns Asset Backed Securities I Trust 2006-EC2 (c)	US0001M + 0.63	0.7781	2/25/2036	413,245
180,655	Centex Home Equity Loan Trust 2004-C (c)	US0001M + 0.80	0.9431	6/25/2034	172,147
332,914	Centex Home Equity Loan Trust 2004-D (d)		5.5600	9/25/2034	352,157
574,209	Citigroup Mortgage Loan Trust 2007-OPX1 (d)		5.8630	1/25/2037	322,747
75,444	Countrywide Asset-Backed Certificates (d)		5.2520	2/25/2035	75,273
8,283	Countrywide Asset-Backed Certificates (a)		5.8340	7/25/2034	8,340
163	Countrywide Asset-Backed Certificates (a)		5.0910	5/25/2032	160
43,107	Countrywide Home Equity Loan Trust (a)		0.3024	11/15/2036	36,793
887,647	Countrywide Home Equity Loan Trust (a)		0.3024	11/15/2036	773,501
887,865	Credit Suisse First Boston Mortgage Securities Corp. (c)	US0001M + 0.74	0.8881	8/25/2032	849,446
1,725,000	Credit Suisse Seasoned Loan Trust 2006-1 (b)		0.6981	10/25/2034	1,593,469
26,370	CWABS Revolving Home Equity Loan Trust Series 2004-J (c)	US0001M + 0.29	0.4424	12/15/2033	25,616
102,503	CWABS Revolving Home Equity Loan Trust Series 2004-O (c)	US0001M + 0.28	0.4324	2/15/2034	99,636
1,172,901	CWHEQ Revolving Home Equity Loan Trust Series 2005-K (c)	US0001M + 0.24	0.3924	2/15/2036	1,097,772
1,857,335	CWHEQ Revolving Home Equity Loan Trust Series 2005-K (c)	US0001M + 0.34	0.4924	2/15/2036	1,741,599
1,909,625	CWHEQ Revolving Home Equity Loan Trust Series 2006-D (c)	US0001M + 0.20	0.3524	5/15/2036	1,789,179
105,041	CWHEQ Revolving Home Equity Loan Trust Series 2006-I (c)	US0001M + 0.14	0.2924	1/15/2037	99,914
182,987	FirstCity Capital Home Equity Loan Trust 1998-2 (b) (c)	US0001M + 0.80	0.9481	1/25/2029	182,545
13,740	GMACM Home Equity Loan Trust 2005-HE1 (b) (c)	US0001M + 0.50	0.6481	8/25/2035	16,888
2,885,061	GMACM Home Equity Loan Trust 2007-HE2 (c)	US0001M + 0.14	0.2881	12/25/2037	2,685,790
547,645	GMACM Mortgage Loan Trust 2004-GH1 (d)		5.0000	7/25/2035	252,234
103,795	GreenPoint Home Equity Loan Trust 2004-4 (c)	US0001M + 0.28	0.4324	8/15/2030	101,746
992,685	GSAA Home Equity Trust 2005-2 (c)	US0001M + 2.18	2.3231	12/25/2034	1,004,217
18,347	Home Equity Mortgage Trust 2007-1 (c)	US0001M + 0.34	0.4881	5/25/2037	16,736
91,401	Irwin Home Equity Loan Trust 2004-1 (c)	US0001M + 1.25	1.3981	12/25/2034	91,318
2,051,007	Irwin Home Equity Loan Trust 2006-P1 (b)(d)		6.3000	6/25/2037	2,065,412
1,118,027	Irwin Home Equity Loan Trust 2006-P1(a,b)		0.4281	12/25/2036	1,065,714
323,210	Mastr Asset Backed Securities Trust 2004-WMC2 (c)	US0001M + 3.23	3.3731	4/25/2034	330,847
968,215	Mastr Asset Backed Securities Trust 2005-NC2 (c)	US0001M + 0.50	0.6481	11/25/2035	727,360
1,550,067	Mastr Asset Backed Securities Trust 2005-NC2 (c)	US0001M + 0.70	0.8481	11/25/2035	1,188,010
5,653,817	Merrill Lynch Mortgage Investors Trust Series 2006-FF1 (b) (c)	US0001M + 0.75	0.8981	8/25/2036	6,048,801
2,364	Morgan Stanley ABS Capital I Inc. Trust 2007-HE4 (c)	US0001M + 0.11	0.2581	2/25/2037	993
104,022	Morgan Stanley Dean Witter Capital I Inc. Trust 2001-AM1 (c)	US0001M + 2.10	2.2481	2/25/2032	104,332
115,817	Morgan Stanley Mortgage Loan Trust 2006-16AX (c)	US0001M + 0.17	0.3181	11/25/2036	45,929
137,849	New Century Home Equity Loan Trust 2003-6 (c)	US0001M + 0.18	1.2281	1/25/2034	133,031
379,028	Option One Mortgage Loan Trust 2007-FXD2 (d)		6.1020	3/25/2037	385,112

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 90.7% (Continued)
	HOME EQUITY - 11.4% (Continued)
470,843	RAAC Series 2004-SP1 Trust (d)		6.1180	3/25/2034	$478,185
743,949	Renaissance Home Equity Loan Trust 2004-2 (c)	US0001M + 0.48	0.6281	7/25/2034	693,828
342,252	Renaissance Home Equity Loan Trust 2004-3 (d)		4.8240	11/25/2034	349,714
402,118	Renaissance Home Equity Loan Trust 2005-4 (d)		5.8250	2/25/2036	405,608
1,076,511	Structured Asset Securities Corp. Mortgage Pass Through Certificates Ser 2001-SB1		3.3750	8/25/2031	1,033,883
50,238	Terwin Mortgage Trust 2006-10SL (a)(b)		4.7500	10/25/2037	28,152
92,301	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust (a)		4.9800	4/25/2034	94,631
					39,508,341
	MANUFACTURED HOUSING - 0.3%
142,323	Oakwood Mortgage Investors Inc. (a)		5.1900	6/15/2032	145,457
1,027,918	Origen Manufactured Housing Contract Trust 2007-A (a)		3.0097	4/15/2037	972,562
48,641	Origen Manufactured Housing Contract Trust 2007-B (b) (c)	US0001M + 1.2	1.3524	10/15/2037	47,751
					1,165,770
	NON AGENCY CMBS - 2.9%
481,939	Banc of America Commercial Mortgage Trust 2006-4 (a)		5.7540	7/10/2046	475,915
565,000	Banc of America Commercial Mortgage Trust 2015-UBS7		3.1670	9/15/2048	381,889
19,274,075	CFCRE Commercial Mortgage Trust 2017-C8 (a)(g)		1.7702	6/15/2050	1,413,235
2,951,731	CSMC 2014-USA OA LLC (a)(b)(g)		0.6903	9/15/2037	65,889
1,018,695	DBUBS 2011-LC1 Mortgage Trust (b)		5.0020	11/10/2046	1,021,177
1,135,629	Greenwich Capital Commercial Mortgage Trust 2006-RR1 (a)(b)		5.6579	3/18/2049	1,073,732
760,000	GS Mortgage Securities Corp. II (b)(c)	US0001M + 2.5	2.6524	9/15/2031	610,119
584,390	GS Mortgage Securities Trust 2011-GC3(b)		4.7530	3/10/2044	586,133
481,000	GS Mortgage Securities Trust 2011-GC5 (a)(b)		5.5549	8/10/2044	382,927
216,726	Impac CMB Trust Series 2004-8 (c)	US0001M + 1.58	1.7231	8/25/2034	205,835
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 (a)(b)		5.8407	11/15/2043	1,100,019
576,297	JP Morgan Chase Commercial Mortgage Securities Trust 2012-WLDN (b)		3.9100	5/5/2030	451,424
107,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 (a)		4.3061	4/15/2046	71,215
420,440	Merrill Lynch Mortgage Trust 2006-C1 (a)		6.2197	5/12/2039	407,831
8,000,000	TMSQ 2014-1500 Mortgage Trust (a)(b)(g)		0.2827	10/10/2036	55,320
163,000	UBS Commercial Mortgage Trust 2012-C1 (a)(b)		5.7546	5/10/2045	119,840
265,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1 (a)(b)		6.2520	1/10/2045	84,138
1,438,147	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 (a)(b)		5.2694	10/15/2044	1,349,688
					9,856,326
	OTHER ABS - 3.7%
156,289	AFC Trust Series 2000-4 (b) (c)	US0001M + 0.77	0.9181	1/25/2031	150,489
5,045,163	Legal Fee Funding 2006-1 LLC (b)		8.0000	7/20/2036	5,218,969
30,175,837	MASTR Adjustable Rate Mortgages Trust 2007-3 22A2 (e,f,h)		—	5/25/2047	3,100,000
1,467,413	Mosaic Solar Loans 2017-1 LLC (b,h)		—	6/20/2042	1,305,920
512,064	Oakwood Mortgage Investors Inc. (b)		8.4500	10/15/2026	514,630
2,541,950	SolarCity LMC Series III LLC (b)		5.4400	7/20/2044	2,475,064
					12,765,072
	RESIDENTIAL MORTGAGE - 4.7%
1,000,000	Bear Stearns Asset Backed Securities Trust 2006-SD2 (c)	US0001M + 0.8	0.9481	6/25/2036	945,010
109,744	Bear Stearns Asset Backed Securities Trust 2006-SD3 (a)		3.5498	7/25/2036	109,966
345,388	Bear Stearns Asset Backed Securities Trust 2006-SD4 (c)	12MTA + 0.98	1.9993	10/25/2036	132,438
85,496	Bear Stearns Asset Backed Securities Trust 2007-SD1 (a)		2.8243	10/25/2036	59,210
265,411	Bear Stearns Asset Backed Securities Trust 2007-SD2 (a)		5.5000	9/25/2046	269,666
93,139	Chase Funding Trust Series 2003-6 (d)		4.9936	11/25/2034	97,631
146,393	Citigroup Mortgage Loan Trust, Inc. (c)	US0001M + 2.63	2.7731	11/25/2034	854,030
2,615	Countrywide Asset-Backed Certificates (a)		4.2108	1/25/2037	2,607
2,036,251	Countrywide Asset-Backed Certificates (c)	US0001M + 0.66	0.8081	11/25/2033	1,916,668
768,998	Credit-Based Asset Servicing and Securitization LLC (b) (c)	US0001M + 0.46	0.6081	2/25/2037	617,615
300,043	Credit-Based Asset Servicing and Securitization LLC (d)		3.1807	12/25/2036	298,144
568,681	Credit-Based Asset Servicing and Securitization LLC (b) (c)	US0001M + 1.6	1.7481	9/25/2035	569,284
584,662	Equity One Mortgage Pass-Through Trust 2002-1 (a)		6.2820	8/25/2032	588,924
211,818	Finance America Mortgage Loan Trust 2004-3 (c)	US0001M + 0.95	1.0931	11/25/2034	192,473
200,263	Finance America Mortgage Loan Trust 2004-3 (c)	US0001M + 1.02	1.1681	11/25/2034	181,683
58,113	Fremont Home Loan Trust 2005-A (c)	US0001M + 0.74	0.8831	1/25/2035	57,433
133,514	GSAMP Trust 2004-HE1 (c)	US0001M + 0.83	0.9731	5/25/2034	128,854
76,615	Lehman XS Trust 2006-8 (d)		5.1487	6/25/2036	78,435
956,324	Lehman XS Trust 2007-3 (c)	US0001M + 0.16	0.3081	3/25/2037	797,198
1,996,267	Lehman XS Trust Series 2005-4 (a)		0.8981	10/25/2035	2,507,919
387,798	PFCA Home Equity Investment Trust (a)(b)		3.5793	8/25/2035	391,846
202,224	PFCA Home Equity Investment Trust (a)(b)		4.2118	1/22/2035	208,668
2,759,324	RAAC Series 2006-RP1 Trust (c)	US0001M + 1.88	2.0231	10/25/2045	2,782,837
947,206	RAMP Series 2004-SL3 Trust		8.5000	12/25/2031	601,846
1,182,660	RAMP Series 2007-RS1 Trust (c)	US0001M + 0.17	0.3181	2/25/2037	641,333
177,111	RFSC Series 2002-RP2 Trust (b) (c)	US0001M + 1.50	1.6481	10/25/2032	171,974
32,942	SACO I Trust 2005-9 (c)	US0001M + 0.69	0.8381	12/25/2035	153,422
138,336	SACO I Trust 2005-WM2 (c)	US0001M + 0.83	0.9731	7/25/2035	549,143

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 90.7% (Continued)
	RESIDENTIAL MORTGAGE - 4.7%
156,812	SACO I Trust 2006-6 (c)	US0001M + 0.26	0.4081	6/25/2036	$153,837
30,675	Structured Asset Investment Loan Trust 2004-9 (a)		1.1481	10/25/2034	30,677
324,202	Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS (c)	US0001M + 1.5	1.6556	4/25/2035	317,457
					16,408,228

	TOTAL ASSET BACKED SECURITIES (Cost - $304,935,687)				315,075,787

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
	AGENCY CMBS - 0.1%
5,436,172	Government National Mortgage Association (a) (g)		0.1035	8/16/2048	38,268
39,852,728	Government National Mortgage Association (g)		0.2630	6/16/2040	172,247
					210,515
	CMO - 0.3%
355,499	Fannie Mae Interest Strip(g)		5.0000	1/25/2040	52,905
418,990	Fannie Mae Interest Strip (a)(g)		5.0000	3/25/2038	70,384
693,004	Fannie Mae Interest Strip (g)		4.5000	8/25/2035	93,560
251,156	Fannie Mae Interest Strip (g)		6.0000	1/25/2035	51,181
728,873	Fannie Mae Interest Strip (a)(g)		3.5000	4/25/2027	44,665
343,910	Fannie Mae Interest Strip (g)		6.5000	10/25/2023	25,039
677,559	Fannie Mae REMICS (c)(g)		6.0019	1/25/2049	120,120
605,899	Freddie Mac Strips (a) (g)		4.5000	5/15/2049	97,211
2,981,059	Freddie Mac Structured Pass-Through Certificates (a)(g)		0.5240	5/25/2043	61,910
308,893	Government National Mortgage Association (c)(g)	US0001M + 5.45	5.2937	6/20/2041	52,685
252,428	Government National Mortgage Association (c)(g)	US0001M + 5.40	5.2437	5/20/2041	42,885
341,221	Government National Mortgage Association (g)		5.0000	10/20/2039	59,998
395,887	Wachovia Mortgage Loan Trust LLC Series 2005-A Trust (a)		3.0072	8/20/2035	393,107
					1,165,650

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,576,444)				1,376,165

	CORPORATE BONDS - 0.3%
	TRANSPORTATION & LOGISTICS - 0.3%
279,387	American Airlines 2013-2 Class A Pass Through Trust				239,584
1,021,355	US Airways 2013-1 Class A Pass Through Trust				840,310
					1,079,894

	TOTAL CORPORATE BONDS (Cost - $1,089,573)				1,079,894

Shares
	SHORT-TERM INVESTMENTS - 9.3%
32,286,804	First American Government Obligations Fund - Class U, 0.07% *				32,286,804
	TOTAL SHORT-TERM INVESTMENTS (Cost - $32,286,804)

	TOTAL INVESTMENTS - 100.7% (Cost $339,888,508)				$349,818,650
	LIABILITIES LESS OTHER ASSETS - (0.7)%				(2,377,511)
	NET ASSETS - 100.0%				$347,441,139

*	Rate shown represents the rate at September 30, 2020, and is subject to change and resets daily.

**	Illiquid holding

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2020, these securities amounted to $98,391,243 or 28.3% of net assets.

(c)	Variable rate security; the rate shown represents the rate on September 30, 2020.

(d)	Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2020.

(e)	Fair valued security

(f)	Security currently in litigation.

(g)	Interest Only.

(h)	Non-income producing

COF - Cost of Funds

H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year

LIBOR - London Interbank offered rate

12MTA - 12 Month Treasury Average Index

US001M - 1 Month London Interbank Offered Rate

US003M - 3 Month London Interbank Offered Rate

US0012M - 12 Month London Interbank Offered Rate

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares				Value
	COMMON STOCK - 1.8%
	BIOTECH & PHARMACEUTICALS - 1.8%
14,133	Horizon Therapeutics Plc (Cost - $658,480)			$1,097,852

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 55.4%
	ASSET MANAGEMENT - 4.5%
1,690,886	New Mountain Finance Corp.	5.7500	8/15/2023	1,693,084
1,056,540	Sixth Street Specialty Lending, Inc.	4.5000	8/1/2022	1,088,192
				2,781,276
	BIOTECH & PHARMACEUTICALS - 1.8%
330,000	Neurocrine Biosciences, Inc.	2.2500	5/15/2024	453,750
745,021	Retrophin, Inc.	2.5000	9/15/2025	629,508
				1,083,258
	COMMERCIAL SERVICES - 1.9%
1,185,000	Chegg, Inc. (a)	0.0000	9/1/2026	1,180,853

	E-COMMERCE DISCRETIONARY - 2.6%
1,550,000	Etsy, Inc. (a)	0.1250	9/1/2027	1,576,070

	HEALTH CARE FACILITIES & SERVICES - 2.9%
222,616	Anthem, Inc.	2.7500	10/15/2042	834,022
735,000	Teledoc Health, Inc. (a)	1.2500	6/1/2027	919,154
				1,753,176
	MEDICAL EQUIPMENT & DEVICES - 5.4%
430,000	DexCom, Inc.	0.7500	12/1/2023	1,086,287
745,042	Illumina, Inc.	0.5000	6/15/2021	955,912
995,000	Insulet Corp. (a)	0.3750	9/1/2026	1,267,074
				3,309,273
	OIL & GAS PRODUCERS - 0.9%
505,000	Pioneer Natural Resources Co. (a)	0.2500	5/15/2025	556,002

	SEMICONDUCTORS - 7.1%
585,000	Microchip Technology, Inc.	1.6250	2/15/2027	901,291
235,000	Micron Technology, Inc.	3.1250	5/1/2032	1,097,891
223,443	Novellus Systems, Inc.	2.6250	5/15/2041	2,327,235
				4,326,417
	SOFTWARE - 20.0%
808,734	Alteryx, Inc.	1.0000	8/1/2026	806,993
475,000	Cloudflare, Inc. (a)	0.7500	5/15/2025	639,518
350,000	Coupa Software, Inc.	0.1250	6/15/2025	637,656
519,599	DocuSign, Inc.	0.5000	9/15/2023	1,568,721
657,848	Okta, Inc.	0.1250	9/1/2025	866,285
1,545,021	Pluralsight, Inc.	0.3750	3/1/2024	1,356,528
840,000	Proofpoint, Inc.	0.2500	8/15/2024	836,325
990,000	RingCentral, Inc. (a)	0.0000	3/1/2025	1,054,350
325,000	ServiceNow, Inc.	0.0000	6/1/2022	1,174,791
545,000	Shopify, Inc.	0.1250	11/1/2025	608,254
868,291	Splunk, Inc.	1.1250	9/15/2025	1,253,143
502,194	Tabula Rasa HealthCare, Inc. (a)	1.7500	2/15/2026	465,887
620,000	Workday, Inc.	0.2500	10/1/2022	952,284
				12,220,735
	TECHNOLOGY HARDWARE - 2.3%
1,518,080	Western Digital Corp.	1.6500	2/1/2024	1,441,259

	TECHNOLOGY SERVICES - 2.8%
1,760,928	Euronet Worldwide, Inc.	0.7500	3/15/2049	1,684,988

	TRANSPORTATION & LOGISTICS - 0.9%
450,000	Southwest Airlines Co.	1.2500	5/1/2025	587,250

	TRANSPORTATION EQUIPMENT - 2.3%
1,381,118	Meritor, Inc.	3.2500	10/15/2037	1,432,910

	TOTAL CONVERTIBLE BONDS ( Cost - $31,895,180)			33,933,467

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	PREFERRED STOCKS - 37.8%
	BANKING - 8.1%
1,858	Bank of America Corp.	7.2500	Perpetual	$2,764,704
1,628	Wells Fargo & Co.	7.5000	Perpetual	2,184,857
				4,949,561
	ELECTRIC UTILITIES - 13.7%
13,021	American Electric Power Co., Inc.	6.1250	3/15/2022	631,649
21,636	Dominion Energy, Inc.	7.2500	6/1/2022	2,201,679
27,000	DTE Energy Co.	6.2500	11/1/2022	1,219,320
25,118	NextEra Energy, Inc.	5.2790	3/1/2023	1,172,508
34,713	NextEra Energy, Inc.	4.8720	9/1/2022	1,880,056
27,233	Southern Co.	6.7500	8/1/2022	1,267,424
				8,372,636
	MACHINERY - 3.8%
17,405	Stanley Black & Decker, Inc.	5.2500	5/15/2020	1,756,165
510	Stanley Black & Decker, Inc.	5.0000	Perpetual	601,310
				2,357,475
	MEDICAL EQUIPMENT & DEVICES - 8.7%
20,565	Boston Scientific Corp.	5.5000	6/1/2023	2,287,856
805	Danaher Corp.	4.7500	4/15/2022	1,188,059
1,450	Danaher Corp.	5.0000	4/15/2023	1,829,799
				5,305,714
	SEMICONDUCTORS - 3.5%
1,699	Broadcom, Inc.	8.0000	9/30/2022	2,118,228

	TOTAL PREFERRED STOCKS (Cost - $22,337,212)			23,103,614

Shares
	SHORT-TERM INVESTMENTS - 5.7%
3,508,866	First American Government Obligations Fund - Class U, 0.07% *			3,508,866
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,508,866)

	TOTAL INVESTMENTS - 100.7% (Cost $58,399,738)			$61,643,799
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%			(423,710)
	NET ASSETS - 100.0%			$61,220,089

Perpetual – Perpetual Preferred Stocks are fixed income instruments without defined maturity dates.

*	Rate shown represents the rate at September 30, 2020, and is subject to change and resets daily.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2020, these securities amounted to $7,658,905 or 12.51% of net assets.

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2020 (Unaudited)

(1)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies (except for exchange-traded funds) are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2020 (Unaudited) (Continued)

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020, for each Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Equity Armor Fund *
Assets:
Common Stocks	$42,954,997	$—	$—	$42,954,997
REITS	1,406,210	—	—	1,406,210
Purchased Options	235,190	—	—	235,190
Derivatives
Short Futures Contracts	221,417	—	—	221,417
Total Assets	$44,817,814	$—	$—	$44,817,814
Liabilities:
Derivatives:
Long Futures Contracts	$(85,709)	$—	$—	$(85,709)
Total Liabilities	$(85,709)	$—	$—	$(85,709)

Tactical Return Fund *
Assets:
Short-Term Investments	$81,739,759	$—	$—	$81,739,759
Total Assets	$81,739,759	$—	$—	$81,739,759
Liabilities:
Derivatives:
Written Options	$177,125	$—	$—	$177,125
Total Liabilities	$177,125	$—	$—	$177,125

Dynamic Brands Fund *
Assets:
Common Stocks	$46,262,386	$—	$—	$46,262,386
REIT	1,956,079	—	—	1,956,079
Short-Term Investments	1,286,450	—	—	1,286,450
Total Assets	$49,504,915	$—	$—	$49,504,915

Strategic Allocation Fund *
Assets:
Mutual Funds	$5,914,469	$—	$—	$5,914,469
Short-Term Investments	385,883	—	—	385,883
Total Assets	$6,300,352	$—	$—	$6,300,352
Liabilities:
Derivatives:
Long Futures Contracts	$(4,725)	$—	$—	$(4,725)
Total Liabilities	$(4,725)	$—	$—	$(4,725)

Trend Aggregation VA Fund *
Assets:
Common Stocks	$6,333,697	$—	$—	$6,333,697
Exchange Traded Funds	4,450,361	—	—	4,450,361
Short-Term Investment	53,219	—	—	53,219
Total Assets	$10,837,277	$—	$—	$10,837,277

Insider Buying VA Fund *
Assets:
Common Stocks	$25,932,261	$—	$—	$25,932,261
Short-Term Investment	278,385	—	—	278,385
Total Assets	$26,210,646	$—	$—	$26,210,646

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2020 (Unaudited) (Continued)

Resolve Adaptive Asset Allocation Fund *
Assets:
Short-Term Investments	$56,295,769	—	—	$56,295,769
Derivatives:
Long Futures Contracts	115,286	—	—	115,286
Total Assets	$56,411,055	$—	$—	$56,411,055
Liabilities:
Derivatives:
Short Futures Contracts	$(25,331)	$—	$—	$(25,331)
Total Liabilities	$(25,331)	$—	$—	$(25,331)

NuWave Enhanced Market Opportunity Fund *
Assets:
Common Stocks	$3,470,801	—	—	$3,470,801
Exchange-Traded Funds	1,208,519	—	—	1,208,519
Partnership Shares	16,130	—	—	16,130
REITS	187,994	—	—	187,994
Short-Term Investments	6,661,735	—	—	6,661,735
Total Assets	$11,545,179	$—	$—	$11,545,179
Liabilities:
Derivatives:
Long Futures Contracts	$(9,956)	—	—	$(9,956)
Short Futures Contracts	$(248,036)	—	—	$(248,036)
Total Liabilities	$(257,992)	$—	$—	$(257,992)

Special Situations Fund *
Assets:
Asset Backed Securities	$—	$315,075,787	$—	$315,075,787
Collateralized Mortgage Obligations	—	1,376,165	—	1,376,165
Corporate Bonds	—	1,079,894	—	1,079,894
Short-Term Investments	32,286,804	—	—	32,286,804
Total Assets	$32,286,804	$317,531,846	$—	$349,818,650

Pier 88 Fund *
Assets:
Common Stocks	$1,097,852	—	—	$1,097,852
Convertible Bonds	—	33,933,467	—	33,933,467
Preferred Stocks	23,103,614	—	—	23,103,614
Short-Term Investments	3,508,866	—	—	3,508,866
Total Assets	$27,710,332	$33,933,467	$—	$61,643,799

*	Refer to the Portfolios of Investments for industry classifications.

There were no level 3 securities held during the period for any Fund.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Consolidation of Subsidiaries – The consolidated financial statements of the Resolve Adaptive and NuWave Enhanced include the accounts of RDMF Fund Ltd. (“RDMF” or “CFC”) and RNW Fund Ltd. (“RNW” or “CFC”), wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to affect certain investments consistent with Resolve Adaptive and NuWave Enhanced investment objectives and policies.

Fund	Inception Date of CFC	CFC Net assets as of September 30, 2020	% of Net Assets as of September 30, 2020
RDMF Fund, Ltd.	8/5/2016	$6,017,248	9.60%
RNW Fund, Ltd.	3/2/2018	1,353,037	9.10%

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including futures and options), and its respective gross unrealized appreciation and depreciation at September 30, 2020, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Armor Fund	$42,419,363	$3,544,723	$(1,231,981)	$2,312,742
Tactical Return Fund	81,548,477	14,157	—	14,157
Dynamic Brands Fund	38,950,592	10,843,903	(289,580)	10,554,323
Strategic Allocation Fund	6,143,744	255,622	(103,639)	151,983
Trend Aggregation VA Fund	10,944,811	86,263	(193,797)	(107,534)
Insider Buying VA Fund	21,128,061	5,413,818	(331,233)	5,082,585
Resolve Adaptive Asset Allocation Fund	56,295,769	517,179	(427,224)	89,955
NuWave Enhanced Market Opportunity Fund	12,980,327	368,194	(2,061,334)	(1,693,140)
Special Situations Fund	338,928,508	14,606,755	(5,746,613)	8,860,142
Pier 88 Fund	58,399,738	4,624,897	(1,380,836)	3,244,061

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2020 (Unaudited) (Continued)

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Fund’s may be directly affected by the performance of the First American Government Obligations Fund Class U. The financial statements of the First American Government Obligations Fund Class U, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2020, the percentage of the Tactical Return, Adaptive Asset Allocation and NuWave Enhanced Fund’s net assets invested in First American Government Obligations Fund Class U was 37.5%, 89.8% and 44.8%, respectively.

B. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts – Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Exchange Contracts – Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2020 (Unaudited) (Continued)

Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2020, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized Gain (Loss)
Equity Armor Fund	Futures	Equity	$135,708
Rational Tactical Return Fund	Options	Equity	177,125
Rational Resolve Adaptive Asset Allocation Fund	Futures	Commodity	132,429
Rational Resolve Adaptive Asset Allocation Fund	Futures	Currency	(103,317)
Rational Resolve Adaptive Asset Allocation Fund	Futures	Equity	34,081
Rational Resolve Adaptive Asset Allocation Fund	Futures	Interest	26,762
Rational Strategic Allocation Fund	Futures	Equity	(4,725)
Rational NuWave Enhanced Opportunity	Futures	Commodity	(296,736)
Rational NuWave Enhanced Opportunity	Futures	Currency	(16,987)
Rational NuWave Enhanced Opportunity	Futures	Equity	55,731

The amounts of derivative instruments disclosed on the Portfolio of Investments at September 30, 2020, is a reflection of the volume of derivative activity for the Funds.